UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.7%

Australia — 2.9%
Alumina *	421,737	$611
Amcor	386,374	4,261
AMP	309,106	1,380
APA Group	201,256	1,220
Australia & New Zealand Banking Group	234,449	6,115
Bank of Queensland	40,764	403
Bendigo & Adelaide Bank	63,662	664
Brambles	694,305	5,995
Caltex Australia	185,362	5,156
Cochlear	10,440	660
Commonwealth Bank of Australia	196,577	13,691
CSL	64,084	4,512
CSR	633,976	2,008
Dexus Property Group (A)	128,349	728
Downer EDI	168,919	647
Federation Centres (A)	232,451	543
Goodman Group (A)	266,047	1,232
GPT Group (A)	202,429	718
Insurance Australia Group	739,521	3,764
Lend Lease	127,221	1,698
Macquarie Group	49,551	2,342
Qantas Airways *	1,071,309	2,086
Ramsay Health Care	13,363	621
Scentre Group *(A)	668,061	1,897
Seek	15,556	217
Sonic Healthcare	12,138	183
Stockland (A)	199,487	668
Suncorp Group	150,429	1,723
Tatts Group	251,629	709
Telstra	265,264	1,291
Transfield Services	86,921	115
Transurban Group	225,935	1,578
Westfield (A)	112,961	830
Westpac Banking	42,917	1,157
Woodside Petroleum	66,143	2,051
Woolworths	47,826	1,191

		74,665

Austria — 0.3%
Andritz (B)	114,265	6,282
Immobilien Anlagen (B)	5,092	95
OMV	53,687	1,426
PIAG Immobilien *	908	7
Porr Ag	908	49
Voestalpine	3,157	125

		7,984

Belgium — 1.7%
Ageas	259,056	9,211
AGFA-Gevaert *	70,231	178
Anheuser-Busch InBev	22,206	2,499
Belgacom (B)	24,914	904
bpost	21,272	534
Colruyt	93,966	4,368
Delhaize Group (B)	28,732	2,092
Groupe Bruxelles Lambert	75,017	6,400
KBC Groep	287,953	16,071
UCB	21,207	1,613

		43,870

Description	Shares	Market Value ($ Thousands)
Brazil — 0.2%
Banco do Brasil	87,300	$781
Centrais Eletricas Brasileiras	40,000	87
Centrais Eletricas Brasileiras ADR (B)	1,065,969	2,281
Cia Energetica de Minas Gerais ADR	393,389	1,955
Cia Paranaense de Energia (B)	36,800	485

		5,589

Canada — 2.9%
Agrium	60,275	5,709
Alimentation Couche-Tard, Cl B	250,800	10,543
Bank of Nova Scotia	48,471	2,775
Cameco	368,613	6,049
Canadian Imperial Bank of Commerce	41,700	3,594
Cenovus Energy	147,122	3,045
CGI Group, Cl A *	12,400	474
Cogeco Cable	27,200	1,682
Entertainment One	45,396	227
Gildan Activewear	171,837	9,747
Home Capital Group, Cl B	41,200	1,707
Imperial Oil	132,200	5,713
Jean Coutu Group PJC, Cl A	50,100	1,225
Laurentian Bank of Canada	7,100	306
Linamar	21,100	1,292
Magellan Aerospace	5,200	61
Magna International, Cl A	45,100	4,902
OceanaGold *(B)	21,400	37
Open Text	97,800	5,709
Quebecor, Cl B	20,000	552
ShawCor	128,900	4,719
Suncor Energy	146,200	4,658
Transcontinental, Cl A	17,100	244

		74,970

China — 0.3%
PICC Property & Casualty	3,628,400	7,002

Denmark — 1.8%
AP Moeller - Maersk, Cl A	487	932
AP Moeller - Maersk, Cl B	2,207	4,390
Coloplast, Cl B	12,609	1,055
Danske Bank	93,527	2,529
DSV	26,069	794
H Lundbeck	183,062	3,634
ISS *	357,260	10,256
Jyske Bank *	128,901	6,516
Novo Nordisk, Cl B	147,559	6,243
Pandora	97,598	7,912
TDC	144,918	1,105
Vestas Wind Systems *	62,557	2,272

		47,638

Finland — 0.5%
Elisa, Cl A	19,921	544
Fortum	78,255	1,699
Neste Oil	58,511	1,425
Nokia	29,294	232
Orion, Cl B	64,680	2,011
Sampo, Cl A	63,784	2,986
Stora Enso, Cl R	253,562	2,267
Tieto	15,404	399
UPM-Kymmene	105,792	1,734

		13,297

1	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
France — 9.3%
Accor	14,933	$671
Aeroports de Paris	4,954	599
Alcatel-Lucent *	2,787,740	9,972
Arkema	69,127	4,572
AtoS	8,099	644
AXA	265,197	6,111
BNP Paribas	285,936	16,880
Boiron	1,900	161
Carrefour	320,879	9,765
Cie Generale des Etablissements-Michelin, Cl B	113,410	10,237
CNP Assurances (B)	30,308	537
Credit Agricole	19,244	248
Dassault Systemes (B)	17,556	1,071
Electricite de France	209,505	5,767
Etablissements Maurel et Prom	15,912	149
Eutelsat Communications	27,227	881
Fonciere Des Regions (A)	5,431	502
GDF Suez	455,561	10,623
Groupe Eurotunnel	33,212	429
Groupe Fnac *	1,286	64
Ipsen	28,498	1,475
IPSOS	4,049	116
Lagardere	52,247	1,361
Legrand (B)	222,545	11,674
Metropole Television	10,297	194
Natixis	133,741	882
Nexity (B)	7,174	272
Orange	133,400	2,269
Pernod Ricard	47,955	5,330
Peugeot	35,586	436
Publicis Groupe	102,056	7,319
Rallye	18,165	637
Rexel	931,456	16,688
Sanofi	382,935	34,912
Schneider Electric	243,985	17,769
SEB	6,066	451
SES	53,554	1,922
Societe BIC	4,474	595
Sodexo	97,619	9,555
Tarkett (B)	2,067	45
Technicolor *	209,719	1,171
Technip (B)	161,300	9,608
Teleperformance (B)	4,248	289
Thales	108,098	5,849
Total	410,802	21,046
Unibail-Rodamco (A)	2,525	648
Valeo	22,739	2,829
Vallourec	226,490	6,138
Veolia Environnement *	48,555	860
Vetoquinol	1,345	58
Vinci	1,840	100

		242,381

Germany — 6.5%
Bayer	240,665	32,805
Borussia Dortmund GmbH & KGaA	10,137	47
Brenntag	140,312	7,845
Continental	50,838	10,723
Daimler	156,604	13,007
Daimler ADR	4,220	349
Deutsche Boerse	98,324	6,987
Deutsche Lufthansa	157,289	2,606

Description	Shares	Market Value ($ Thousands)
Deutsche Post	59,970	$1,947
Deutsche Telekom	57,570	921
Deutsche Wohnen	65,828	1,553
Dialog Semiconductor *	180,220	6,292
Duerr	7,405	651
Gerresheimer	20,399	1,111
Henkel	11,871	1,150
Hochtief	51,963	3,666
Hugo Boss	5,356	655
Indus Holding	1,095	50
Infineon Technologies	470,607	4,980
Infineon Technologies ADR	133,024	1,413
KION Group	2,542	97
Krones	1,165	113
KUKA	9,697	686
Linde	99,696	18,364
Merck	51,484	4,845
Muenchener Rueckversicherungs	22,513	4,483
Nordex *	68,932	1,230
OSRAM Licht *	2,108	83
Rhoen Klinikum	44,286	1,241
RWE	285,000	8,796
SAP	114,046	7,964
SAP ADR	106,800	7,439
Siemens	68,538	7,690
Software	8,543	208
STADA Arzneimittel	7,027	213
Suedzucker (B)	26,383	379
ThyssenKrupp	91,504	2,331
TUI *	181,714	3,000
Wacker Neuson	2,833	58

		167,978

Hong Kong — 2.9%
AIA Group	1,675,000	9,238
BOC Hong Kong Holdings	193,500	645
Chaoda Modern Agriculture *(C)	2,440,000	—
Cheung Kong Holdings	257,000	4,304
Cheung Kong Infrastructure Holdings	107,000	787
China Merchants Holdings International	1,311,779	4,406
China Mobile	1,156,740	13,548
CLP Holdings	95,000	823
CNOOC	5,802,000	7,845
Cosmo Lady China Holdings *(D)	5,174,862	3,504
Digital China Holdings	4,431,000	4,097
Hang Lung Properties	184,000	513
Henderson Land Development	752,000	5,227
HKT Trust	502,000	654
Hong Kong & China Gas	558,000	1,271
Hong Kong Exchanges and Clearing	127,500	2,815
Hutchison Whampoa	76,500	875
Jardine Matheson Holdings	96,242	5,848
Link	420,000	2,629
MTR	144,500	591
New World Development	717,000	823
Power Assets Holdings	143,500	1,387
Sun Hung Kai Properties	49,000	742
Swire Pacific, Cl A	98,000	1,272
Swire Properties	203,600	599
Wheelock	154,000	715

		75,158

2	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
India — 0.1%
Tata Motors ADR	68,385	$2,891

Indonesia — 0.1%
APERAM *(B)	77,101	2,262

Ireland — 0.3%
DCC	38,400	2,115
ICON *	59,702	3,044
Kerry Group, Cl A	11,307	781
Ryanair Holdings *	42,800	3,051

		8,991

Israel — 2.0%
Bank Hapoalim	153,463	723
Bezeq Israeli Telecommunication	5,228,364	9,296
Check Point Software Technologies *	181,200	14,237
Teva Pharmaceutical Industries	461,300	26,527

		50,783

Italy — 2.0%
Atlantia	60,770	1,412
Azimut Holding	255,440	5,549
Enel	1,137,095	5,069
Eni	32,045	561
Exor	96,153	3,945
Fiat Chrysler Automobiles *	20,367	237
Intesa Sanpaolo	1,911,679	5,546
Mediaset *	2,196,651	9,038
Recordati	20,281	314
Saipem	45,087	473
Snam Rete Gas	369,590	1,829
Telecom Italia (B)	924,598	986
Telecom Italia RNC	6,654,510	5,564
Terna Rete Elettrica Nazionale (B)	160,035	727
UniCredit	1,487,671	9,529
Unione di Banche Italiane	125,417	897
UnipolSai	127,991	345

		52,021

Japan — 17.5%
Alfresa Holdings	81,600	984
Alpine Electronics	3,300	54
Alps Electric	38,400	725
Arcland Sakamoto	16,700	324
Asahi Kasei	259,000	2,360
Asics	159,280	3,831
Astellas Pharma	108,700	1,512
Bandai Namco Holdings	20,200	427
Bic Camera (B)	7,300	84
Brother Industries	35,700	647
Calbee	14,500	499
Canon Marketing Japan	67,400	1,141
Casio Computer	37,200	568
Central Japan Railway	48,800	7,307
Chiba Bank	102,000	668
Chugai Pharmaceutical	47,300	1,160
Dai Nippon Printing	651,000	5,858
Daicel	49,000	572
Daikin Industries	21,300	1,365
Daikyo	86,000	133
Daito Trust Construction	53,300	6,040
Daiwa House Industry	174,000	3,284
Dena (B)	25,900	309

Description	Shares	Market Value ($ Thousands)
Dydo Drinco	8,700	$362
East Japan Railway	77,100	5,805
Ebara	1,802,670	7,379
Fanuc	55,800	9,191
Foster Electric	3,300	58
Fuji Film Holdings	479,238	14,609
Fuji Heavy Industries	168,325	5,951
Fuji Soft	6,100	124
Fujitsu	850,000	4,528
Fukuoka Financial Group	91,000	469
Geo Holdings	20,000	160
Hamamatsu Photonics	11,900	566
Hitachi	1,490,000	10,987
Hoya	210,036	7,098
Inpex	121,800	1,355
IT Holdings	56,200	848
Japan Airlines	134,000	3,969
Japan Prime Realty Investment, Cl A (A)	38	132
Japan Tobacco	358,200	9,849
JGC	213,000	4,381
Kajima	177,000	727
Kaken Pharmaceutical	14,000	270
Kanematsu	158,000	225
Kansai Paint	721,600	11,168
Kao	81,000	3,191
KDDI	281,100	17,643
Keio	105,000	755
Keisei Electric Railway	50,000	607
Keyence	18,200	8,102
Kobe Steel	389,000	669
Koito Manufacturing	188,064	5,748
Komatsu	439,830	9,714
K’s Holdings	4,100	108
Kuraray	56,400	640
Kyowa Hakko Kirin	40,000	376
Mabuchi Motor	184,600	7,320
MEIJI Holdings	10,300	936
Miraca Holdings	128,900	5,540
Misawa Homes	24,600	209
Mitsubishi	28,300	517
Mitsubishi Electric	63,000	748
Mitsubishi Tanabe Pharma	360,400	5,278
Mitsui	96,800	1,295
Morinaga Milk Industry	122,000	421
MS&AD Insurance Group Holdings	437,400	10,356
Nagoya Railroad	105,000	391
Nexon	27,900	260
NGK Insulators	34,000	696
NGK Spark Plug	29,800	905
NH Foods	61,000	1,333
Nidec	40,600	2,620
Nihon Kohden	92,700	4,564
Nikon (B)	724,600	9,618
Nippo	16,000	260
Nippon Flour Mills	20,000	89
Nippon Paint Holdings	29,000	840
Nippon Prologis	301	653
Nippon Suisan Kaisha	348,448	1,082
Nippon Telegraph & Telephone	126,300	6,446
Nippon Telegraph & Telephone ADR	416,739	10,673
Nishimatsu Construction	353,145	1,444
Nissan Tokyo Sales Holdings	8,100	19

3	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Nisshin Fudosan	10,600	$43
Nissin Food Products	12,300	586
Nitori Holdings	12,700	682
Nomura Real Estate Holdings	63,000	1,077
North Pacific Bank	140,000	540
NSK	73,000	861
NTT DOCOMO	313,624	4,563
Obayashi	96,000	618
Odakyu Electric Railway	55,000	487
Oriental Land	26,485	6,102
Otsuka Holdings	123,100	3,687
Panasonic	343,400	4,041
Pioneer *	20,600	39
Rohm	82,400	4,960
Ryohin Keikaku	24,465	3,012
Santen Pharmaceutical	102,500	5,513
Seiko Epson	18,900	790
Seino Holdings	96,000	967
Sekisui House	468,300	6,156
Seven & I Holdings	164,600	5,915
Shimano	12,100	1,566
Shimizu	91,000	617
Shin-Etsu Chemical	142,100	9,242
Shionogi	29,700	767
Shiseido	551,600	7,728
SKY Perfect JSAT Holdings	30,100	177
SMC	45,200	11,841
SoftBank	268,780	15,983
Sugi Holdings	101,000	4,119
Sumitomo Heavy Industries	308,256	1,656
Sumitomo Metal Mining	60,000	894
Sumitomo Mitsui Financial Group	508,800	18,377
Sumitomo Mitsui Trust Holdings	1,944,220	7,440
Sundrug	72,500	2,961
Suntory Beverage & Food	23,200	801
Suzuki Motor	49,600	1,485
Sysmex	21,100	936
Taisei	137,000	776
TDK	14,200	835
Toho	21,900	496
Tokyo Electron	7,000	530
Tokyo Gas	150,000	809
Tokyu	114,000	706
Tosoh	47,000	226
Toyota Motor	379,200	23,608
Toyota Motor ADR (B)	52,058	6,532
Tsuruha Holdings	168,000	9,712
Ulvac *	14,800	225
Unicharm	21,400	512
United Urban Investment (A)	81	127
USS	44,700	686
Wacoal Holdings	599,704	6,048
Warabeya Nichiyo	13,300	224
Watabe Wedding	6,395	27
West Japan Railway	29,800	1,408
Yamaha Motor	37,300	746
Yamazaki Baking	80,000	986
Yellow Hat	12,500	255
Zenkoku Hosho	2,400	68

		454,900

Malta — 0.0%
BGP Holdings *	198,683	—

Description	Shares	Market Value ($ Thousands)
Mexico — 0.1%
America Movil ADR, Ser L	90,707	$2,012
Gruma, Cl B	27,044	288

		2,300

Netherlands — 6.5%
Aegon (B)	766,580	5,762
Akzo Nobel	385,148	26,649
ASML Holding	191,093	20,647
BinckBank	34,364	292
Boskalis Westminster (B)	31,544	1,726
Corio (A)(B)	12,708	622
Heineken Holding (B)	5,558	348
ING Groep *(B)	583,827	7,543
James Hardie Industries	83,667	895
Koninklijke Ahold	367,764	6,536
Koninklijke DSM (B)	87,365	5,329
Koninklijke KPN	1,173	4
Nielsen	190,500	8,521
NXP Semiconductors *	97,893	7,479
PostNL	954,622	3,548
QIAGEN *	31,542	735
Reed Elsevier	914,927	21,849
Royal Dutch Shell, Cl A	427,335	14,253
Royal Dutch Shell, Cl B	66,628	2,303
Royal Dutch Shell ADR, Cl B (B)	175,042	12,176
TNT Express (B)	1,156,888	7,712
Unilever	210,223	8,223
Wolters Kluwer	215,778	6,585

		169,737

New Zealand — 0.1%
Air New Zealand	139,644	269
Fletcher Building	17,138	111
Ryman Healthcare	55,085	366
Spark New Zealand	319,942	777

		1,523

Norway — 1.1%
Aker Solutions *	590,886	3,267
DnB	378,645	5,552
Gjensidige Forsikring	25,753	418
Kvaerner	80,275	95
Marine Harvest	22,810	311
Norsk Hydro	463,795	2,597
Orkla	171,094	1,158
Salmar	7,125	121
Statoil	384,066	6,722
Telenor	273,888	5,507
Veidekke	8,294	82
Yara International	33,080	1,464

		27,294

Poland — 0.0%
Tauron Polska Energia	59,269	83

Portugal — 0.4%
CTT Correios de Portugal	1,006,231	9,718
Energias de Portugal	425,993	1,652

		11,370

Puerto Rico — 0.0%
Triple-S Management, Cl B *	23,165	554

Russia — 0.2%
Eurasia Drilling GDR	137,351	2,445
Gazprom ADR	854,460	3,934

4	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Surgutneftegas ADR	8,414	$35

		6,414

Singapore — 1.2%
CapitaCommercial Trust (A)	406,000	536
CapitaLand	267,000	664
City Developments	771,000	5,946
ComfortDelgro	353,000	691
DBS Group Holdings	368,000	5,695
Flextronics International *	398,582	4,456
Sembcorp Industries	731,000	2,447
Sembcorp Marine (B)	1,153,000	2,828
Singapore Airlines	84,000	733
Singapore Telecommunications	255,000	748
United Overseas Bank	294,600	5,435

		30,179

South Africa — 0.2%
Impala Platinum Holdings	594,419	3,884
Net 1 UEPS Technologies *	5,340	61

		3,945

South Korea — 2.9%
Cosmax *	95,208	8,595
Coway *	16,809	1,282
Hyundai Motor *	63,990	9,775
KB Financial Group ADR	152,945	4,989
KT&G *	129,750	9,009
LG Display ADR (B)	215,154	3,260
Meritz Financial Group *	8,884	72
POSCO	17,660	4,448
Samsung Electronics	9,255	11,127
SK Telecom	54,857	13,418
SK Telecom ADR	293,466	7,926

		73,901

Spain — 0.9%
Abertis Infraestructuras	5,654	112
ACS Actividades de Construccion y Servicios	129,720	4,521
Amadeus IT Holding, Cl A	25,891	1,031
Banco Santander	443,174	3,720
CaixaBank	88,665	465
Enagas	33,212	1,048
Ferrovial	44,015	870
Gas Natural	57,565	1,446
Grifols	221	9
Iberdrola	552,664	3,725
Red Electrica (B)	19,665	1,734
Tecnicas Reunidas	97,929	4,280

		22,961

Sweden — 1.6%
Boliden	43,728	696
Electrolux, Cl B	174,769	5,085
Husqvarna, Cl B	105,104	769
Industrivarden, Cl C	50,642	875
Intrum Justitia	19,757	583
Investor, Cl B	37,219	1,348
JM	25,049	791
L E Lundbergforetagen, Cl B	4,775	206
Loomis, Cl B	6,766	195
Meda, Cl A	14,812	211
Nordea Bank	573,451	6,610
Peab	11,408	80
Skandinaviska Enskilda Banken, Cl A	451,220	5,706

Description	Shares	Market Value ($ Thousands)
Skanska, Cl B	41,520	$888
Svenska Handelsbanken, Cl A	20,559	958
Swedbank, Cl A	12,312	304
Telefonaktiebolaget LM Ericsson	614,218	7,432
Telefonaktiebolaget LM Ericsson, Cl B	706,598	8,520
Unibet Group	17,350	1,085

		42,342

Switzerland — 8.5%
Actelion	35,292	4,065
Aryzta	13,921	1,070
Barry Callebaut	30	31
Chocoladefabriken Lindt & Sprungli	198	1,666
Cie Financiere Richemont	31,230	2,770
Clariant	864,866	14,500
Credit Suisse Group	591,929	14,878
Emmi	824	288
EMS-Chemie Holding	1,413	572
Galenica	892	712
Geberit	5,086	1,722
Georg Fischer	277	175
Givaudan	11,866	21,298
Holcim	12,233	875
Julius Baer Group	121,235	5,538
Lonza Group	35,009	3,944
Nestle	13,839	1,009
Novartis	426,109	39,541
Pargesa Holding	2,541	196
Partners Group Holding	21,420	6,235
Roche Holding	110,430	29,937
SGS	5,039	10,295
Siegfried Holding	717	117
Sika	289	853
Sonova Holding	45,299	6,659
Swiss Life Holding	18,242	4,314
Swiss Re	30,400	2,548
Swisscom	2,588	1,359
TE Connectivity	69,718	4,410
UBS	566,431	9,363
UBS Group *	1,119,137	19,248
Zurich Insurance Group	33,660	10,525

		220,713

Taiwan — 0.2%
AU Optronics ADR	48,693	248
Hon Hai Precision Industry	1,532,160	4,231
United Microelectronics ADR	257,109	584

		5,063

United Kingdom — 17.1%
Admiral Group	2,478	51
Amlin	1,218,784	9,045
Anglo American	31,208	578
Aon	99,400	9,426
Ashtead Group	435,723	7,742
Associated British Foods	131,625	6,438
AstraZeneca	120,628	8,524
Aviva	1,917,610	14,414
BAE Systems	203,420	1,488
Balfour Beatty	773,027	2,555
Barclays	5,347,830	20,113
Berendsen	54,241	927
BG Group	1,168,986	15,650
BHP Billiton	26,374	565
BP	629,814	6,299

5	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
British American Tobacco	339,078	$18,383
British Land (A)	222,872	2,689
BT Group, Cl A	80,484	501
Bunzl	449,049	12,281
Capita	86,807	1,456
Carnival	211,803	9,577
Catlin Group	686,353	7,153
Cobham	61,708	310
Compass Group	291,348	4,982
Diageo	42,638	1,222
GlaxoSmithKline	759,839	16,308
Glencore	292,925	1,353
Hammerson (A)	152,652	1,430
Hikma Pharmaceuticals	43,058	1,322
Home Retail Group	2,606,352	8,403
Howden Joinery Group	1,023,705	6,389
HSBC Holdings	2,017,113	19,138
Imperial Tobacco Group	38,568	1,698
Inchcape	57,618	648
Indivior *	15,608	36
InterContinental Hotels Group	42,366	1,705
International Consolidated Airlines Group *	1,688,206	12,714
Intu Properties (A)	156,397	809
Investec	451,816	3,783
ITV	2,883,711	9,623
John Wood Group	18,089	167
Kingfisher	1,286,278	6,802
Land Securities Group (A)	39,877	717
Legal & General Group	764,713	2,954
Lloyds Banking Group *	16,897,642	19,884
London Stock Exchange Group	16,756	577
Man Group	590,574	1,470
Michael Page International	699,531	4,463
Mondi	107,590	1,749
National Grid	228,928	3,250
Next	27,003	2,865
Petrofac	153,135	1,669
Prudential	353,410	8,174
QinetiQ Group	192,599	562
Randgold Resources	11,224	762
Reckitt Benckiser Group	15,608	1,265
Reed Elsevier	875,091	14,955
Rentokil Initial	5,250,868	9,892
Rexam	693,323	4,883
Rio Tinto	254,645	11,743
SABMiller	119,850	6,251
Sage Group	106,918	773
Segro (A)	116,190	666
Severn Trent	26,984	842
Shire	126,500	8,973
Smith & Nephew	182,783	3,297
Spectris	89,900	2,937
SSE	92,420	2,336
St. James’s Place	474,566	5,986
Synthomer	21,503	79
TalkTalk Telecom Group	1,768,790	8,328
Tate & Lyle	18,421	173
Tesco	2,277,895	6,644
Travis Perkins	245,747	7,077
TSB Banking Group *(B)(D)	1,862,894	8,059
Unilever	34,406	1,398
United Utilities Group	122,124	1,735
Vodafone Group	5,202,635	17,845

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Weir Group	34,117	$979
Whitbread	29,617	2,193
WPP	456,350	9,492
Xchanging	57,394	138

		442,732

United States — 1.4%
Adamas Pharmaceuticals *	4,034	70
Affymetrix *	6,280	62
Alliance HealthCare Services *	7,648	160
Apple	42,362	4,676
Argan	12,894	434
Axis Capital Holdings	176,543	9,020
Bassett Furniture Industries	5,007	98
Central Garden and Pet, Cl A *	6,077	58
Computer Sciences	53,826	3,394
Ducommun *	1,905	48
EnerNOC *	8,113	125
Gilead Sciences *	54,256	5,114
Harvard Bioscience *	14,767	84
JetBlue Airways *	50,977	808
ManpowerGroup	86,207	5,877
Medifast *	11,233	377
Omega Protein *	7,484	79
Pantry *	8,932	331
Pilgrim’s Pride *(B)	48,416	1,587
Provident Financial Holdings	5,496	83
Reading International, Cl A *	6,849	91
Renewable Energy Group *	14,101	137
REX American Resources *	11,831	733
SciClone Pharmaceuticals *	7,716	68
Skilled Healthcare Group, Cl A *	9,096	78
Sykes Enterprises *	2,630	62
Take-Two Interactive Software *	84,728	2,375
Taro Pharmaceutical Industries *	6,680	989
Tribune Publishing	3,213	73

		37,091

Total Common Stock (Cost $2,367,636) ($ Thousands)		2,430,582

PREFERRED STOCK — 1.2%

Germany — 0.9%
Bayerische Motoren Werke	8,215	671
Draegerwerk	2,624	267
Henkel	74,380	8,012
Volkswagen	69,869	15,529

		24,479

South Korea — 0.3%
Samsung Electronics	6,754	6,353

Total Preferred Stock (Cost $30,885) ($ Thousands)		30,832

U.S. TREASURY OBLIGATION (E)(F) — 0.5%
U.S. Treasury Bills 0.049%, 05/28/2015	$14,007	14,003

Total U.S. Treasury Obligation (Cost $14,004) ($ Thousands)		14,003

6	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, L.P. 0.100% †**(G)	58,084,553	$58,085

Total Affiliated Partnership (Cost $58,085) ($ Thousands)		58,085

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	32,755,874	32,756

Total Cash Equivalent (Cost $32,756) ($ Thousands)		32,756

Total Investments — 98.9% (Cost $2,503,366) ($ Thousands)§		$2,566,258

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	451	Mar-2015	$560
FTSE 100 Index	138	Mar-2015	592
Hang Seng Index	17	Jan-2015	(28)
SPI 200 Index	41	Mar-2015	212
Topix Index	95	Mar-2015	(262)

			$1,074

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,594,746 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security.

(A)	Real Estate Investment Trust.

(B)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $55,241 ($ Thousands).

(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2014 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $58,085 ($ Thousands).

§	At December 31, 2014, the tax basis cost of the Fund’s investments was $2,503,366 ($ Thousands), and the unrealized appreciation and depreciation were $231,168 ($ Thousands) and ($168,276) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

SPI — Share Price Index

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$500,972	$1,929,610	$—	$2,430,582
Preferred Stock	—	30,832	—	30,832
U.S. Treasury Obligation	—	14,003	—	14,003
Affiliated Partnership	—	58,085	—	58,085
Cash Equivalent	32,756	—	—	32,756

Total Investments in Securities	$533,728	$2,032,530	$—	$2,566,258

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,364	$—	$—	$1,364
Unrealized Depreciation	(290)	—	—	(290)

Total Other Financial Instruments	$1,074	$—	$—	$1,074

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2014, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.3%

Argentina — 0.3%
Arcos Dorados Holdings, Cl A (A)	320,900	$1,736
MercadoLibre (A)	20,500	2,617
YPF ADR	48,900	1,295

		5,648

Bermuda — 0.0%
Credicorp	100	16

Brazil — 7.1%
ALL - America Latina Logistica	403,261	768
AMBEV	803,000	4,939
AMBEV ADR (A)	853,992	5,312
B2W Cia Digital *	598,553	5,053
Banco Bradesco ADR	592,759	7,925
Banco do Brasil	265,580	2,375
Banco Santander Brasil (A)	508,215	2,551
BB Seguridade Participacoes	325,400	3,937
BR Malls Participacoes	193,600	1,197
Brasil Insurance Participacoes e Administracao	382,300	489
Braskem (A)	222,510	2,872
BRF ADR (A)	185,154	4,323
CCR	535,300	3,103
CETIP - Mercados Organizados	89,900	1,089
Cia Energetica de Minas Gerais ADR (A)	217,306	1,080
Cia Paranaense de Energia ADR (A)	24,910	328
Cielo	338,240	5,302
Cosan Industria e Comercio	50,800	551
Cyrela Brazil Realty Empreendimentos e Participacoes	684,500	2,848
EcoRodovias Infraestrutura e Logistica	318,200	1,276
EDP - Energias do Brasil	151,400	511
Estacio Participacoes	596,400	5,344
Fibria Celulose ADR *(A)	288,185	3,496
Gerdau ADR	978,426	3,473
Gol Linhas Aereas Inteligentes ADR (A)	706,745	4,064
Hypermarcas *	655,460	4,105
JBS	556,600	2,345
Klabin	269,300	1,478
Kroton Educacional	432,800	2,524
Localiza Rent a Car	150,132	2,017
Lojas Renner	38,200	1,099
Mahle-Metal Leve Industria e Comercio	22,600	178
MRV Engenharia e Participacoes	248,700	702
Multiplus	72,000	867
Petroleo Brasileiro	82,822	299
Petroleo Brasileiro ADR (A)	634,765	4,634
Porto Seguro	116,000	1,327
Qualicorp *	303,700	3,176
Raia Drogasil	71,800	685
Santos Brasil Participacoes	73,020	384
Sao Martinho	36,800	502
Telefonica Brasil ADR (A)	96,100	1,699
Tim Participacoes	141,100	625
Tim Participacoes ADR	377,700	8,389
Totvs	121,800	1,604

Description	Shares	Market Value ($ Thousands)
Vale	56,186	$463
Vale ADR, Cl B (A)	566,361	4,633
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	114,000	1,818
Via Varejo *	285,500	2,231

		121,990

Canada — 0.1%
SEMAFO *	321,813	828

Chile — 0.8%
Banco de Chile	34,561,581	4,005
Banco Santander Chile	63,815,726	3,189
Cia Cervecerias Unidas ADR (A)	161,491	2,996
SACI Falabella	221,990	1,489
Sociedad Quimica y Minera de Chile ADR	101,000	2,412

		14,091

China — 15.9%
AAC Technologies Holdings (A)	1,395,980	7,424
Agricultural Bank of China	28,719,432	14,445
Alibaba Group Holding ADR *	9,500	987
Anhui Conch Cement (A)	1,694,000	6,272
ANTA Sports Products	1,834,000	3,224
Anton Oilfield Services Group (A)	2,666,000	570
Baidu ADR *	128,985	29,405
Bank of China	24,009,105	13,475
BYD Electronic International	695,000	668
Changyou.com ADR *(A)	118,900	3,253
China BlueChemical	878,000	311
China Child Care (A)	4,708,100	727
China CITIC Bank	1,486,000	1,185
China Coal Energy (A)	2,571,000	1,607
China Construction Bank	21,027,993	17,175
China Life Insurance	1,118,000	4,380
China Merchants Bank	2,029,076	5,065
China National Materials (A)	8,425,438	2,526
China Oilfield Services	1,128,000	1,948
China Petroleum & Chemical	9,401,839	7,614
China Petroleum & Chemical ADR	8,400	680
China Shenhua Energy	767,500	2,265
China Telecom	978,000	567
China Vanke *(A)	2,550,324	5,657
Chongqing Rural Commercial Bank	2,726,612	1,692
CITIC Securities	696,500	2,603
Coolpad Group	7,480,000	1,467
Datang International Power Generation	1,510,000	815
Dongfeng Motor Group	1,450,000	2,028
Evergrande Real Estate Group (A)	8,665,000	3,492
Great Wall Motor	992,200	5,612
Guangzhou R&F Properties (A)	2,601,600	3,167
Huaneng Power International	3,304,000	4,464
Industrial & Commercial Bank of China	30,315,768	22,136
Jiangsu Expressway	2,876,000	3,424
Jiangxi Copper	1,338,000	2,284
KWG Property Holding	1,737,370	1,183
New Oriental Education & Technology Group ADR *	271,100	5,533
Perfect World	30,927	487

1	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
PetroChina	2,596,000	$2,882
PetroChina ADR (A)	54,315	6,027
PICC Property & Casualty	1,977,800	3,817
Ping An Insurance Group of China	704,000	7,128
Shanghai Electric Group	1,382,000	734
Shimao Property Holdings	460,000	1,019
SINA *	66,700	2,495
Sinopec Engineering Group	2,321,600	1,562
Sinotrans	768,000	507
SOHO China	2,051,028	1,447
Sohu.com *	99,800	5,307
Tencent Holdings	1,074,235	15,543
Tingyi Cayman Islands Holding	1,240,000	2,818
TravelSky Technology	233,000	251
Tsingtao Brewery	442,000	2,981
Uni-President China Holdings	5,375,400	4,949
WuXi PharmaTech Cayman *	31,674	1,066
Youku Tudou ADR *(A)	55,700	992
Zhejiang Expressway	3,518,000	4,074
Zhuzhou CSR Times Electric (B)(C)	2,037,900	11,891
ZTE (A)	892,800	1,932

		271,239

Colombia — 0.6%
Bancolombia ADR, Cl R (A)	87,700	4,199
Ecopetrol	3,622,018	3,170
Grupo Argos	81,692	705
Pacific Rubiales Energy (A)	301,776	1,873

		9,947

Czech Republic — 0.6%
CEZ	157,057	4,031
Komercni Banka	32,276	6,639

		10,670

Egypt — 0.1%
Commercial International Bank Egypt GDR	134,788	886

Greece — 0.2%
OPAP	117,565	1,260
Piraeus Bank *	2,413,728	2,626

		3,886

Hong Kong — 6.6%
Bolina Holding (A)	3,616,300	1,460
Chaoda Modern Agriculture *(B)	2,056,181	—
China Everbright International	5,220,600	7,707
China High Precision Automation Group (B)	1,385,624	222
China Medical System Holdings	1,965,000	3,237
China Mengniu Dairy	1,703,915	7,016
China Minsheng Banking	1,185,100	1,549
China Mobile	1,864,241	21,835
China Mobile ADR	81,740	4,808
China Power International Development (A)	2,861,000	1,444
China State Construction International Holdings	6,995,984	9,784
China Taiping Insurance Holdings *	1,232,600	3,503
China Unicom Hong Kong ADR (A)	101,690	1,368
CNOOC	6,874,607	9,295

Description	Shares	Market Value ($ Thousands)
CNOOC ADR (A)	16,110	$2,182
Far East Horizon	1,044,000	1,026
Galaxy Entertainment Group	311,100	1,729
GOME Electrical Appliances Holding	9,371,000	1,370
Haier Electronics Group	2,410,000	5,701
Hua Hong Semiconductor *(D)	2,236,000	2,952
Lenovo Group	1,010,000	1,319
Melco Crown Entertainment	84,300	2,141
Nine Dragons Paper Holdings	2,006,500	1,747
Poly Property Group	1,355,000	552
Samsonite International	462,952	1,372
Sands China	406,100	1,977
Shanghai Industrial Holdings	107,000	319
Shenzhen International Holdings	817,500	1,192
Sunny Optical Technology Group	4,586,107	7,875
Techtronic Industries	1,996,500	6,405

		113,087

Hungary — 0.0%
Richter Gedeon Nyrt	59,370	802

India — 8.3%
Adani Ports & Special Economic Zone	776,865	3,910
Aurobindo Pharma	514,327	9,232
Axis Bank	649,932	5,144
Bank of Baroda	416,537	7,113
Cairn India	838,870	3,197
Canara Bank	203,639	1,440
Crompton Greaves	548,828	1,620
Cummins India	431,250	5,951
Dabur India	1,010,452	3,729
Glenmark Pharmaceuticals	588,915	7,170
HCL Technologies	50,347	1,272
HDFC Bank	76,245	3,869
Housing Development Finance	44,756	803
ICICI Bank ADR	884,520	10,216
Idea Cellular	702,622	1,703
Indiabulls Housing Finance	215,603	1,561
Infosys ADR (A)	29,272	921
ITC	584,410	3,404
Jubilant Foodworks *	134,207	2,915
Mahindra & Mahindra GDR	133,783	2,619
NCC	1,018,209	1,311
Oil & Natural Gas	207,600	1,117
Oil India	59,070	537
Oriental Bank of Commerce	234,465	1,252
Power Finance	253,630	1,205
Power Grid Corp of India	1,895,534	4,132
Prestige Estates Projects	778,700	2,949
Reliance Communications *	789,935	996
Reliance Industries	257,678	3,623
Reliance Industries GDR (D)	551,576	15,394
Rural Electrification	225,164	1,188
Sesa Sterlite	535,207	1,808
Shriram Transport Finance	264,954	4,605
SKS Microfinance *	220,855	1,440
Syndicate Bank	165,516	343
Tata Consultancy Services	8,433	341
Tata Global Beverages	1,210,725	2,887
Tata Motors, Cl A	556,650	2,945
Tata Motors ADR (A)	89,100	3,767
Tata Steel	258,149	1,626

2	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
UCO Bank	543,854	$723
UPL	401,778	2,198
Wipro ADR (A)	142,168	1,609
WNS Holdings ADR *	11,629	240
Yes Bank	321,530	3,907
Zee Entertainment Enterprises	310,267	1,864

		141,796

Indonesia — 2.6%
Adaro Energy	12,255,100	1,022
AKR Corporindo	8,631,800	2,869
Astra International	1,860,000	1,109
Bank Negara Indonesia Persero	2,982,200	1,461
Bank Rakyat Indonesia Persero	8,158,451	7,669
Gudang Garam	645,800	3,164
Indo Tambangraya Megah	312,600	386
Indocement Tunggal Prakarsa	587,500	1,185
Kalbe Farma	16,028,300	2,363
Link Net *	5,800,400	2,304
Matahari Department Store	2,409,200	2,903
Matahari Putra Prima	2,831,900	696
Perusahaan Gas Negara Persero	4,448,400	2,153
Perusahaan Perkebunan London Sumatra Indonesia	2,177,800	331
Semen Indonesia Persero	3,837,400	5,010
Tambang Batubara Bukit Asam	1,571,300	1,574
Telekomunikasi Indonesia Persero	30,397,480	6,986
United Tractors	1,150,881	1,607

		44,792

Israel — 0.5%
Teva Pharmaceutical Industries ADR	159,700	9,184

Malaysia — 1.5%
AMMB Holdings	800,500	1,503
Axiata Group	3,406,536	6,856
British American Tobacco Malaysia	41,451	768
Hong Leong Financial Group	56,400	265
IOI	513,100	704
IOI Properties Group	542,049	374
Malayan Banking	1,484,600	3,888
Petronas Chemicals Group	829,700	1,290
Petronas Gas	157,100	996
Sime Darby	312,400	822
Telekom Malaysia	979,976	1,924
Top Glove	1,617,628	2,090
UEM Sunrise	3,433,195	1,376
UMW Holdings	711,400	2,234
YTL	838,300	381

		25,471

Mexico — 4.8%
Alfa, Cl A *	382,500	855
America Movil, Ser L	3,822,574	4,253
America Movil ADR, Ser L (A)	268,068	5,946
Arca Continental *	534,200	3,383
Cemex ADR *(A)	599,012	6,104
Coca-Cola Femsa ADR	8,092	700
Compartamos *	1,736,700	3,494
Controladora Comercial Mexicana	181,900	644
Empresas ICA ADR *(A)	228,580	1,125
Fibra Uno Administracion (E)	1,245,100	3,673
Fomento Economico Mexicano *	274,957	8,382

Description	Shares	Market Value ($ Thousands)
Genomma Lab Internacional, Cl B *(A)	2,234,100	$4,253
Gruma, Cl B	154,532	1,649
Grupo Financiero Banorte, Cl O	2,391,407	13,174
Grupo Financiero Santander Mexico ADR	218,078	2,259
Grupo Mexico, Ser B	1,873,000	5,441
Grupo Televisa ADR *	347,691	11,842
Inmobiliaria Vesta (A)	1,554,100	3,087
Wal-Mart de Mexico, Ser V	946,998	2,038

		82,302

Peru — 0.9%
Credicorp	91,192	14,607

Philippines — 1.0%
Aboitiz Equity Ventures	1,015,700	1,185
Alliance Global Group	1,204,488	602
Ayala	239,540	3,701
BDO Unibank	1,114,433	2,726
DMCI Holdings	1,085,550	380
International Container Terminal Services	1,488,334	3,804
RFM	10,338,900	1,157
SM Investments	158,520	2,864
SM Prime Holdings	3,722,800	1,409

		17,828

Poland — 0.8%
Asseco Poland	33,224	475
Energa	167,390	1,085
Eurocash (A)	235,481	2,512
KGHM Polska Miedz	34,120	1,037
PGE Polska Grupa Energetyczna	281,646	1,484
Polski Koncern Naftowy Orlen	163,482	2,228
Powszechna Kasa Oszczednosci Bank Polski	84,143	842
Powszechny Zaklad Ubezpieczen	15,138	2,059
Tauron Polska Energia	772,294	1,089

		12,811

Qatar — 0.1%
Barwa Real Estate	76,567	869

Russia — 3.7%
Etalon Group GDR	56,800	114
Eurasia Drilling GDR	80,004	1,424
Gazprom ADR	1,090,781	4,930
Globaltrans Investment GDR	295,007	1,482
Lukoil ADR	233,609	8,959
Magnit GDR	118,754	5,367
Mail.ru Group GDR *	14,310	231
MegaFon GDR	136,020	1,854
MMC Norilsk Nickel ADR	186,264	2,664
Mobile TeleSystems ADR *(A)	252,415	1,916
NovaTek GDR	59,638	4,644
Phosagro GDR	30,133	277
QIWI ADR	132,279	2,671
Rosneft GDR	555,777	1,938
Sberbank of Russia ADR (A)	1,487,455	5,761
Severstal GDR	174,931	1,592
Sistema GDR	55,343	288
Surgutneftegas ADR	146,322	607
Tatneft ADR (A)	90,633	2,222
TMK GDR	411,725	969

3	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
X5 Retail Group GDR *	513,985	$6,228
Yandex, Cl A *	442,300	7,944

		64,082

Singapore — 0.2%
Asian Pay Television Trust	5,272,400	3,422
China Yuchai International	27,469	522

		3,944

South Africa — 6.5%
Alexander Forbes Group Holdings *(A)	5,052,249	4,149
Anglo American Platinum *	25,492	748
AngloGold Ashanti ADR (A)	58,100	505
AVI	96,691	648
Barclays Africa Group (A)	222,575	3,480
Barloworld	136,983	1,127
Bidvest Group (A)	243,842	6,374
Coronation Fund Managers (A)	85,274	844
Exxaro Resources (A)	305,937	2,730
FirstRand (A)	1,234,889	5,368
Foschini Group (A)	61,588	707
Gold Fields	220,214	995
Imperial Holdings (A)	56,695	903
Investec (A)	202,421	1,696
Kumba Iron Ore (A)	23,295	482
Liberty Holdings (A)	84,209	893
Life Healthcare Group Holdings	1,140,746	4,214
Mediclinic International	235,105	2,035
MMI Holdings	335,353	870
Mondi	91,891	1,495
MTN Group	685,961	13,048
Murray & Roberts Holdings (A)	239,957	441
Nampak	351,318	1,320
Naspers, Cl N (A)	56,458	7,303
Nedbank Group (A)	99,081	2,122
Netcare	608,312	1,988
Redefine Properties (E)	3,317,149	3,068
Remgro (A)	157,096	3,436
RMB Holdings	329,328	1,819
Sasol (A)	205,336	7,663
Sasol ADR (A)	57,175	2,171
Shoprite Holdings	130,615	1,890
Sibanye Gold ADR (A)	88,629	671
SPAR Group (A)	161,661	2,245
Standard Bank Group (A)	776,779	9,573
Steinhoff International Holdings (A)	584,022	2,987
Telkom	107,522	646
Tongaat Hulett	19,087	285
Truworths International (A)	149,160	990
Vodacom Group	183,132	2,026
Woolworths Holdings (A)	710,575	4,712

		110,667

South Korea — 11.7%
Chongkundang Holdings *	1,449	78
Coway *	153,913	11,736
Dongbu Insurance *	48,607	2,427
Doosan Heavy Industries & Construction *	19,933	426
Grand Korea Leisure	38,594	1,122
GS Home Shopping	1,349	269
Halla Visteon Climate Control *	114,726	5,054
Hanil Cement *	1,745	231
Hanwha Life Insurance *	196,551	1,485

Description	Shares	Market Value ($ Thousands)
Hite Jinro *	62,170	$1,306
Hyosung *	11,642	723
Hyundai Marine & Fire Insurance *	60,849	1,440
Hyundai Mobis *	1,295	277
Hyundai Motor	48,203	7,363
Industrial Bank of Korea *	194,797	2,492
Kangwon Land *	70,526	1,944
KB Financial Group ADR (A)	142,225	4,639
KCC	7,448	3,511
KH Vatec *	45,550	1,729
Kia Motors	105,698	5,022
Korea Aerospace Industries *	137,993	4,980
KT *	26,140	739
KT ADR	206,890	2,921
KT&G	61,011	4,236
LF *	16,119	437
LG *	37,726	2,095
LG Display	47,280	1,434
LG Display ADR (A)	204,740	3,102
LG Electronics	34,085	1,826
Lotte Chemical *	6,889	992
Lotte Chilsung Beverage *	2,921	3,968
Lotte Confectionery *	2,421	3,923
LS Industrial Systems *	23,123	1,256
NAVER	6,003	3,845
NCSoft	34,457	5,651
Nong Shim *	918	211
POSCO	1,355	341
S-1, Cl 1	16,455	1,062
Samsung Electronics	45,412	54,596
Samsung Engineering *	67,293	2,303
Samsung Fire & Marine Insurance	3,289	844
Samsung Heavy Industries	72,608	1,310
Samsung Life Insurance	45,053	4,771
SFA Engineering *	78,193	3,500
Shinhan Financial Group *	184,510	7,416
SK C&C *	7,535	1,459
SK Hynix	86,040	3,677
SK Innovation *	11,250	867
SK Networks *	185,265	1,493
SK Telecom	9,305	2,276
SK Telecom ADR	502,971	13,585
Sung Kwang Bend *	121,240	1,513
Sungwoo Hitech *	128,440	1,361
Vieworks *	45,134	1,400
Wonik IPS *	137,237	1,724

		200,388

Spain — 0.2%
Cemex Latam Holdings *	502,759	3,385

Taiwan — 10.3%
Advanced Semiconductor Engineering	3,629,000	4,310
Asustek Computer	424,000	4,626
AU Optronics	833,000	423
Catcher Technology	506,000	3,908
Cathay Financial Holding	3,290,337	4,862
Chailease Holding	307,120	761
Cheng Shin Rubber Industry	252,000	591
Chicony Electronics	547,926	1,526
China Motor	783,000	692

4	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
China Steel Chemical	381,800	$1,865
Chipbond Technology	927,000	1,685
Compal Electronics	1,784,000	1,246
CTCI	672,000	1,072
Delta Electronics	622,000	3,675
eMemory Technology	288,300	3,312
Eva Airways *	2,103,000	1,466
Evergreen Marine Taiwan	2,263,000	1,596
Far Eastern Department Stores	1,719,000	1,527
Farglory Land Development	201,043	239
Fubon Financial Holding	1,872,000	2,980
Hermes Microvision	93,200	4,661
Hiwin Technologies	591,078	4,892
Hon Hai Precision Industry	2,816,807	7,779
Inventec	2,424,000	1,621
King Yuan Electronics	616,000	491
King’s Town Bank	692,000	717
Kinsus Interconnect Technology	211,000	697
Lite-On Technology	2,648,917	3,026
Makalot Industrial	286,000	1,521
MediaTek	1,386,500	20,156
Merida Industry	250,050	1,688
Mitac Holdings	2,795,000	2,060
PChome Online	138,504	1,487
Pegatron	1,513,000	3,458
Pou Chen	568,000	685
Powertech Technology	353,000	601
President Chain Store	318,652	2,461
Quanta Computer	1,788,000	4,454
Radiant Opto-Electronics	627,050	1,996
Realtek Semiconductor	1,075,173	3,570
Simplo Technology	172,000	848
Taishin Financial Holding	5,146,481	2,113
Taiwan Cement	2,274,000	3,109
Taiwan Semiconductor Manufacturing	8,075,390	35,576
Taiwan Semiconductor Manufacturing ADR (A)	483,675	10,825
Teco Electric and Machinery	1,660,000	1,570
Transcend Information	300,000	931
Tung Thih Electronic	225,000	778
Uni-President Enterprises	269,000	425
United Microelectronics	1,488,000	691
United Microelectronics ADR (A)	1,407,800	3,196
Vanguard International Semiconductor	1,181,000	1,932
Wistron	1,909,000	1,720
Wistron NeWeb	198,900	418
WPG Holdings	1,858,000	2,157

		176,672

Thailand — 1.8%
Advanced Info Service	203,300	1,542
Airports of Thailand	243,800	2,077
Bangkok Bank	204,154	1,199
Bangkok Bank Foreign	654,100	3,886
Bangkok Dusit Medical Services	2,282,000	1,189
Bangkok Dusit Medical Services, Cl F (A)	1,208,600	630
Bangkok Expressway	148,400	178
CP ALL	1,809,400	2,326
CP Seven Eleven PCL (A)	399,900	514
Delta Electronics Thailand (A)	183,700	392
Kiatnakin Bank	503,744	603

Description	Shares	Market Value ($ Thousands)
Krung Thai Bank NVDR	3,373,300	$2,314
PTT	441,450	4,324
PTT Global Chemical	1,356,700	2,105
Ratchaburi Electricity Generating Holding	269,800	480
Siam Cement	31,000	421
Siam Commercial Bank	276,500	1,523
Thai Union Frozen Products	751,300	2,054
Thanachart Capital	1,825,200	1,752
VGI Global Media (A)	3,780,024	1,343

		30,852

Turkey — 2.8%
Anadolu Efes Biracilik Ve Malt Sanayii *	229,485	2,225
Arcelik	589,366	3,768
Aselsan Elektronik Sanayi Ve Ticaret	787,430	4,034
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	157
Emlak Konut Gayrimenkul Yatirim Ortakligi (E)	7,343,428	8,674
Eregli Demir ve Celik Fabrikalari	1,723,285	3,274
Ford Otomotiv Sanayi	225,893	3,136
KOC Holding	185,960	982
Pegasus Hava Tasimaciligi *	86,855	1,227
TAV Havalimanlari Holding	730,715	5,957
Tofas Turk Otomobil Fabrikasi	519,118	3,533
Turk Hava Yollari *	227,992	936
Turk Telekomunikasyon	549,886	1,708
Turkcell Iletisim Hizmetleri ADR *(A)	170,935	2,585
Turkiye Garanti Bankasi	452,835	1,817
Turkiye Halk Bankasi	373,607	2,210
Turkiye Is Bankasi, Cl C	613,119	1,761

		47,984

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank	560,791	1,056
Air Arabia	1,374,337	553
Dragon Oil	415,208	3,480
Dubai Islamic Bank	727,218	1,335
Union National Bank	145,237	228

		6,652

United Kingdom — 0.5%
Anglo American ADR (A)	80,640	735
Hikma Pharmaceuticals	97,380	2,989
SABMiller	83,755	4,361

		8,085

United States — 0.4%
First Cash Financial Services *	65,000	3,618
Freeport-McMoRan	142,200	3,322

		6,940

Total Common Stock (Cost $1,612,618) ($ Thousands)		1,562,401

EXCHANGE TRADED FUNDS — 3.7%
United States — 3.7%
iPath MSCI India Index ETN	133,902	9,326
iShares Core MSCI Emerging Markets ETF	290,000	13,639
iShares MSCI Emerging Markets ETF	789,117	31,005
iShares MSCI India ETF	312,300	9,397

5	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

Description		Shares/Face Amount (Thousands)	Market Value ($ Thousands)
Total Exchange Traded Funds (Cost $62,999) ($ Thousands)			$63,367

PREFERRED STOCK — 2.4%
Brazil — 2.2%
Banco do Estado do Rio Grande do Sul		454,200	2,478
Centrais Eletricas Brasileiras		174,500	537
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)		26,918	991
Cia Energetica de Sao Paulo, Cl B		290,500	2,930
Itau Unibanco Holding		432,942	5,635
Itau Unibanco Holding ADR (A)		400,095	5,205
Itausa - Investimentos Itau		40,889	145
Klabin		1,061,000	1,150
Marcopolo		2,241,800	2,808
Metalurgica Gerdau, Cl A		332,560	1,414
Petroleo Brasileiro		177,516	669
Petroleo Brasileiro ADR, Cl A		481,826	3,652
Suzano Papel e Celulose, Cl A		438,100	1,854
Vale, Cl A		632,985	4,579
Vale ADR, Cl B (A)		509,279	3,697

			37,744

Colombia — 0.1%
Banco Davivienda		95,138	1,125
Bancolombia		42,795	516

			1,641

South Korea — 0.1%
Samsung Electronics		929	874

Total Preferred Stock (Cost $60,826) ($ Thousands)			40,259

		Number Of Warrants
WARRANT — 0.1%

United States — 0.1%
Fuyao Glass Industry Group, Expires 11/25/15 *		602,946	1,177

Total Warrant (Cost $1,163) ($ Thousands)			1,177

		Number Of Rights
RIGHTS — 0.0%

Taiwan — 0.0%
EVA Airways, Expires 01/28/2015 *		310	50

Total Rights (Cost $—) ($ Thousands)			50

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (F)	BRL	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.
0.100% †**(G)	173,432,055	$173,432

Total Affiliated Partnership (Cost $173,432) ($ Thousands)		173,432

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †**	14,155,098	14,155

Total Cash Equivalent (Cost $14,155) ($ Thousands)		14,155

Total Investments — 108.4% (Cost $1,925,193) ($ Thousands)§		$1,854,841

Percentages are based on a Net Assets of $1,711,444 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $166,347 ($ Thousands).

(B)	Securities considered illiquid. The total market value of such securities as of December 31, 2014 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Real Estate Investment Trust.

(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $173,432 ($ Thousands).

§	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,925,193 ($ Thousands), and the unrealized appreciation and depreciation were $155,973 ($ Thousands) and ($226,325) ($ Thousands), respectively.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$487,535	$1,074,644	$222	$1,562,401
Exchange Traded Funds	63,367	—	—	63,367
Preferred Stock	39,385	874	—	40,259
Warrant	1,177	—	—	1,177
Rights	50	—	—	50
Debenture Bond	—	—	—	—
Affiliated Partnership	—	173,432	—	173,432
Cash Equivalent	14,155	—	—	14,155

Total Investments in Securities	$605,669	$1,248,950	$222	$1,854,841

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

6	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

December 31, 2014

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 92.5%

Australia — 1.9%
Aurizon Network MTN
2.000%, 09/18/2024	EUR	300	$370
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	441
Commonwealth Bank of Australia
1.375%, 01/22/2019	EUR	560	707
Glencore Australia Holdings MTN
4.500%, 09/19/2019		900	752
Government of Australia
2.750%, 04/21/2024		3,820	3,127
Government of Australia, Ser 122
5.250%, 03/15/2019		2,400	2,204
Government of Australia, Ser 124
5.750%, 05/15/2021		1,300	1,270
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	700
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	282
1.375%, 04/17/2020	EUR	230	292

			10,145

Austria — 0.4%
Republic of Austria
3.650%, 04/20/2022		290	434
3.200%, 02/20/2017		600	776
3.150%, 06/20/2044		150	253
1.950%, 06/18/2019		280	367
1.650%, 10/21/2024		225	296

			2,126

Belgium — 0.6%
Kingdom of Belgium
3.750%, 06/22/2045		338	582
3.000%, 06/22/2034		350	521
2.600%, 06/22/2024		490	688
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		150	287
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	335
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	687

			3,100

Brazil — 0.4%
Braskem Finance
6.450%, 02/03/2024	USD	300	301
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017		2,035	729
BRF
3.950%, 05/22/2023 (A)	USD	410	379
Cosan
5.000%, 03/14/2023 (A)	USD	240	213
Petrobras International Finance MTN
6.250%, 12/14/2026	GBP	260	363
Raizen Energy Finance
7.000%, 02/01/2017 (A)	USD	270	284
Vale
5.625%, 09/11/2042	USD	59	55

			2,324

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Canada — 3.4%
Bell Canada MTN
5.000%, 02/15/2017		270	$248
4.700%, 09/11/2023		80	76
3.350%, 06/18/2019		29	26
3.250%, 06/17/2020		95	84
Bombardier
6.000%, 10/15/2022 (A)	USD	310	313
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,319
CDP Financial
4.400%, 11/25/2019 (A)	USD	850	936
Government of Canada
5.750%, 06/01/2033		585	772
5.000%, 06/01/2037		1,300	1,649
4.250%, 12/01/2021		605	672
4.000%, 06/01/2041		1,035	1,185
2.500%, 06/01/2024		2,210	2,025
1.750%, 09/01/2019		1,000	879
Muskrat Falls
3.630%, 06/01/2029		340	330
National Bank of Canada
1.500%, 03/25/2021	EUR	257	329
NOVA Chemicals
5.250%, 08/01/2023 (A)	USD	150	151
Province of British Columbia
3.250%, 12/18/2021		1,150	1,067
2.250%, 03/01/2019		575	511
Province of Manitoba Canada
3.850%, 12/01/2021		710	680
Province of Ontario Canada
8.100%, 09/08/2023		700	870
3.500%, 06/02/2024		125	116
3.450%, 06/02/2045		245	219
3.150%, 06/02/2022		2,000	1,826
Province of Quebec Canada
3.500%, 12/01/2045		145	129
3.000%, 09/01/2023		500	447
Quebecor Media
5.750%, 01/15/2023	USD	128	131
Rogers Communications
4.000%, 06/06/2022		165	150
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	283
Yamana
4.950%, 07/15/2024	USD	324	316

			17,739

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	USD	390	410
ENTEL Chile
4.875%, 10/30/2024	USD	380	383

			793

China — 0.3%
CNOOC Nexen Finance
4.250%, 04/30/2024	USD	390	404
State Grid Overseas Investment
4.125%, 05/07/2024 (A)	USD	390	410
Talent Yield Investments
4.500%, 04/25/2022 (A)	USD	310	325

1	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	USD	390	$396

			1,535

Colombia — 0.1%
Ecopetrol
5.875%, 05/28/2045	USD	109	101
Oleoducto Central
4.000%, 05/07/2021	USD	390	371

			472

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/2022		1,500	87
3.875%, 05/24/2022	EUR	50	74
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	382

			543

Denmark — 1.2%
Danske Bank
5.375%, 09/29/2021 (B)	GBP	170	277
3.875%, 10/04/2023 (B)	EUR	150	195
3.500%, 04/16/2018	EUR	155	208
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	404
Kingdom of Denmark
4.500%, 11/15/2039		1,300	351
4.000%, 11/15/2017		1,600	290
3.000%, 11/15/2021		21,800	4,186
1.500%, 11/15/2023		670	118

			6,029

Finland — 0.3%
Elisa MTN
2.250%, 10/04/2019		300	385
Government of Finland
1.500%, 04/15/2023		340	444
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	243
2.250%, 05/03/2019		170	223

			1,295

France — 7.5%
ALD International MTN
2.000%, 05/26/2017		500	623
Arkema
3.850%, 04/30/2020		200	279
AXA MTN
5.625%, 01/16/2054 (B)	GBP	302	507
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	516
Banque PSA Finance MTN
4.875%, 09/25/2015		450	559
4.000%, 06/24/2015		450	552
BNP Paribas
5.019%, 12/31/2049 (B)		100	126
4.730%, 04/12/2049 (B)		200	248
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/2022		200	286
BPCE MTN
5.250%, 04/16/2029	GBP	100	167
4.500%, 03/15/2025 (A)	USD	430	420
1.375%, 05/22/2019		200	250

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
BPCE SFH
1.750%, 11/29/2019		600	$777
1.500%, 01/30/2020		400	512
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	126
Caisse de Refinancement de l’Habitat
3.750%, 12/12/2016		400	518
3.500%, 04/25/2017		350	457
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	298
3.750%, 05/18/2016		225	286
3.625%, 02/26/2018		63	84
Casino Guichard Perrachon MTN
4.726%, 05/26/2021		300	439
Christian Dior
1.375%, 06/19/2019		300	369
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	781
Cie de Saint-Gobain MTN
3.500%, 09/30/2015		550	681
Coface
4.125%, 03/27/2024		200	266
Credit Agricole MTN
2.375%, 11/27/2020		600	799
Credit Agricole Home Loan SFH MTN
3.250%, 03/23/2017		100	129
2.875%, 09/09/2016		300	380
Dexia Credit Local MTN
2.000%, 01/22/2021		200	262
1.625%, 10/29/2018		565	718
1.375%, 09/18/2019		500	632
Electricite de France MTN
6.500%, 01/26/2019 (A)	USD	250	293
5.375%, 12/12/2049 (B)		200	276
French Treasury Note
1.000%, 07/25/2017		850	1,056
Government of France
4.500%, 04/25/2041		220	417
4.000%, 10/25/2038		285	495
3.750%, 10/25/2019		1,225	1,737
3.250%, 05/25/2045		820	1,300
2.500%, 05/25/2030		1,440	2,007
2.250%, 05/25/2024		1,515	2,084
1.750%, 11/25/2024		865	1,138
1.000%, 05/25/2018		366	458
1.000%, 11/25/2018		1,390	1,743
1.000%, 05/25/2019		3,215	4,041
0.500%, 11/25/2019		1,000	1,229
HSBC SFH France MTN
2.000%, 10/16/2023		700	938
Iliand
4.875%, 06/01/2016		300	382
Infra Foch
2.125%, 04/16/2025		600	745
1.250%, 10/16/2020		400	490
Numericable Group
5.375%, 05/15/2022		225	281
Publicis Groupe
1.125%, 12/16/2021		600	732

2	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
RCI Banque MTN
5.625%, 10/05/2015		500	$628
Renault MTN
3.625%, 09/19/2018		450	592
Sanofi MTN
2.500%, 11/14/2023		200	273
Societe Generale SFH MTN
3.250%, 06/06/2016		400	506
Societe Generale MTN
5.750%, 04/20/2016 (A)	USD	111	116
5.200%, 04/15/2021 (A)	USD	225	255
3.875%, 12/17/2015	GBP	100	160
Unibail-Rodamco MTN
2.375%, 02/25/2021 (C)		500	662
Veolia Environnement MTN
4.625%, 03/30/2027		200	317
Wendel
5.875%, 09/17/2019		800	1,170

			39,568

Germany — 9.4%
Bundesobligation
0.500%, 02/23/2018		1,500	1,848
Bundesrepublik Deutschland
6.500%, 07/04/2027		125	255
4.750%, 09/20/2033		490	887
4.000%, 01/04/2037		110	203
2.500%, 07/04/2044		5,085	7,823
2.250%, 09/04/2021		320	441
1.500%, 05/15/2023		1,465	1,940
1.500%, 05/15/2024		6,810	8,985
1.000%, 08/15/2024		750	946
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		550	1,105
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		1,005	1,977
Bundesschatzanweisungen
0.000%, 06/12/2015 (D)		11,750	14,224
Continental MTN
3.125%, 09/09/2020		600	817
Deutsche Bank
1.250%, 09/08/2021		1,000	1,238
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/2023		1,554	1,965
Deutsche Telekom International Finance MTN
7.375%, 12/04/2019	GBP	200	389
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	553
KFW
3.875%, 01/21/2019		575	803
3.375%, 08/30/2017	CHF	370	406
Linde Finance MTN
3.875%, 06/01/2021		450	655
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (B)		200	302
ProSiebenSat.1 Media
2.625%, 04/15/2021		300	381
Robert Bosch GmbH MTN
1.750%, 07/08/2024		600	780

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Vier Gas Transport GmbH MTN
3.125%, 07/10/2023		250	$349
2.875%, 06/12/2025		200	276

			49,548

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024	USD	230	241

Hong Kong — 0.1%
Hutchison Whampoa Finance 14
1.375%, 10/31/2021	EUR	550	674

Ireland — 1.8%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	501
Allied Irish Banks MTN
2.875%, 11/28/2016		400	499
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (B)		100	137
Bank of Ireland MTN
3.250%, 01/15/2019		150	195
2.750%, 06/05/2016		250	310
2.080%, 09/22/2015 (A)(B)	CAD	205	172
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	573
CRH Finland Services MTN
2.750%, 10/15/2020		350	461
FGA Capital Ireland MTN
2.875%, 01/26/2018		210	263
2.625%, 04/17/2019		350	439
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	400	689
Ireland Government Bond
5.400%, 03/13/2025		2,060	3,435
4.500%, 10/18/2018		345	483
2.400%, 05/15/2030		1,050	1,367

			9,524

Israel — 0.1%
Israel Government Bond
4.250%, 03/31/2023		750	229
Teva Pharmaceutical Finance IV
2.875%, 04/15/2019	EUR	300	395

			624

Italy — 9.3%
Banca Monte dei Paschi di Siena
5.000%, 02/09/2018		230	312
4.875%, 09/15/2016		700	904
Banco Popolare SC MTN
3.500%, 03/14/2019		350	441
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		120	168
Edison MTN
3.875%, 11/10/2017		600	794
Eni MTN
3.625%, 01/29/2029		600	864
Intesa Sanpaolo MTN
5.250%, 01/12/2024	USD	375	406
5.017%, 06/26/2024 (A)	USD	200	194
4.875%, 07/10/2015		300	371
4.000%, 11/09/2017		368	484
3.928%, 09/15/2026		550	679

3	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027	305	$538
5.750%, 02/01/2033	150	258
5.500%, 11/01/2022	890	1,385
5.000%, 03/01/2022	890	1,338
5.000%, 03/01/2025	960	1,488
5.000%, 09/01/2040	370	591
4.750%, 09/01/2021	3,250	4,786
4.750%, 09/01/2044	355	556
4.500%, 02/01/2020	570	809
4.500%, 03/01/2024	7,374	10,980
4.000%, 09/01/2020	1,205	1,687
3.750%, 05/01/2021	880	1,222
3.750%, 09/01/2024	1,425	2,012
3.500%, 11/01/2017	2,161	2,822
3.500%, 03/01/2030	1,390	1,879
2.750%, 11/15/2016	1,100	1,386
2.250%, 04/22/2017	4,370	5,462
1.500%, 08/01/2019	1,065	1,322
1.150%, 05/15/2017	1,490	1,825
Telecom Italia MTN
4.500%, 01/25/2021	400	529
Unione di Banche Italiane MTN
4.500%, 02/22/2016	200	253

		48,745

Japan — 16.1%
Government of Japan 5 Year Bond
0.300%, 09/20/2015	724,100	6,053
0.300%, 09/20/2018	1,063,600	8,969
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017	850,000	7,131
Government of Japan 10 Year Bond
0.800%, 09/20/2023	911,650	7,976
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	85,300	758
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	155,000	1,381
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	750,000	6,738
Government of Japan 20 Year Bond
1.700%, 06/20/2033	345,300	3,241
1.400%, 09/20/2034	107,000	948
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	110,900	1,122
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	249,200	2,497
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	55,000	536
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	34,850	329
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	298,400	2,764

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	$1,338
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		257,000	2,434
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		459,650	4,593
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		322,500	3,317
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		717,000	7,019
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	305
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		94,450	927
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		169,800	1,601
Government of Japan 30 Year Bond, Ser 44
1.700%, 09/20/2044		196,850	1,815
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		20,000	193
Japan Treasury Bills (D)
0.000%, 01/26/2015		380,000	3,169
0.000%, 02/09/2015		450,000	3,753
0.000%, 03/16/2015		260,000	2,169
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024	USD	306	317
SMFG Preferred Capital
10.231%, 01/25/2029 (B)	GBP	575	1,300

			84,693

Malaysia — 0.1%
Malaysia Government Bond
5.734%, 07/30/2019		1,500	463
3.418%, 08/15/2022		445	122

			585

Mexico — 1.3%
Mexican Bonos
8.000%, 06/11/2020		12,606	963
7.750%, 11/13/2042		9,050	707
4.750%, 06/14/2018		38,475	2,604
Mexican Bonos, Ser M10
8.500%, 12/13/2018		23,860	1,824
Mexican Bonos, Ser M20
10.000%, 12/05/2024		1,941	172
Petroleos Mexicanos
3.500%, 01/30/2023	USD	425	406

			6,676

Morocco — 0.1%
OCP
5.625%, 04/25/2024	USD	390	410

Netherlands — 5.5%
ABN AMRO Bank MTN
6.375%, 04/27/2021		245	369

4	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Achmea MTN
2.500%, 11/19/2020		625	$821
Achmea Bank MTN
2.750%, 02/18/2021		150	199
2.375%, 02/08/2016		275	340
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	347
ASML Holding
3.375%, 09/19/2023		450	631
Bharti Airtel International
4.000%, 12/10/2018		270	353
Coco-Cola HBC Finance
2.375%, 06/18/2020		750	963
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, 05/26/2026 (B)		260	320
Deutsche Annington Finance MTN
3.125%, 07/25/2019		300	398
2.125%, 07/09/2022		541	692
EDP Finance MTN
2.625%, 01/18/2022		440	539
Generali Finance MTN
4.596%, 11/30/2049 (B)		550	675
Heineken MTN
2.125%, 08/04/2020		200	260
ING Bank MTN
6.125%, 05/29/2023 (B)		145	200
5.800%, 09/25/2023 (A)	USD	375	416
3.625%, 02/25/2026 (B)		180	235
3.375%, 03/23/2017		125	162
Kingdom of Netherlands
4.000%, 01/15/2037		300	553
3.500%, 07/15/2020		2,825	4,047
3.250%, 07/15/2021		705	1,016
2.250%, 07/15/2022		1,255	1,725
2.000%, 07/15/2024		625	848
1.750%, 07/15/2023		1,015	1,351
1.750%, 07/15/2023		4,250	5,657
1.250%, 01/15/2019		770	978
NN Group
4.625%, 04/08/2044 (B)		850	1,084
Repsol International Finance MTN
2.625%, 05/28/2020		300	388
Robert Bosch Investment Nederland MTN
1.625%, 05/24/2021		500	644
Schaeffler Finance BV
7.750%, 02/15/2017		235	318
Shell International Finance
2.250%, 01/06/2023	USD	825	789
2.000%, 11/15/2018	USD	560	559
TenneT Holding
2.125%, 11/01/2020		350	455
UPCB Finance
7.625%, 01/15/2020		250	315
Wuerth Finance International MTN
1.750%, 05/21/2020		150	193

			28,840

New Zealand — 0.1%
Government of New Zealand
5.500%, 04/15/2023		320	282
5.000%, 03/15/2019		435	359

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	$124

			765

Norway — 0.4%
DNB Bank
6.012%, 01/29/2049 (B)	GBP	150	244
Eksportfinans
2.375%, 05/25/2016	USD	200	200
2.000%, 09/15/2015	USD	20	20
Government of Norway
4.500%, 05/22/2019		2,325	357
2.000%, 05/24/2023		645	90
Kommunalbanken MTN
1.000%, 03/15/2018 (A)	USD	800	788
SpareBank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	214
Yara International
7.875%, 06/11/2019 (A)	USD	185	220

			2,133

Peru — 0.1%
Minsur
6.250%, 02/07/2024	USD	230	248

Poland — 0.4%
Republic of Poland
5.125%, 04/21/2021	USD	135	152
4.000%, 10/25/2023		300	95
2.500%, 07/25/2018		710	203
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	478
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,194

			2,122

Portugal — 0.3%
Caixa Geral de Depositos MTN
3.000%, 01/15/2019		300	396
Portugal Obrigacoes do Tesouro OT
4.750%, 06/14/2019		290	400
3.875%, 02/15/2030		215	272
3.850%, 04/15/2021		240	322

			1,390

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020	EUR	40	56
3.625%, 04/24/2024	EUR	20	27

			83

Singapore — 0.4%
Government of Singapore
4.000%, 09/01/2018		495	411
3.125%, 09/01/2022		275	222
Singapore Government Bond
3.375%, 09/01/2033		900	737
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	USD	495	481

			1,851

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024		110	161

5	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
South Africa — 0.5%
Gold Fields Orogen Holding
4.875%, 10/07/2020	USD	400	$336
Republic of South Africa
8.250%, 09/15/2017		15,605	1,391
8.000%, 01/31/2030		2,820	237
7.000%, 02/28/2031		5,005	377

			2,341

South Korea — 0.6%
Korea Treasury Bond
4.250%, 06/10/2021		1,270,230	1,281
4.000%, 12/10/2031		510,000	539
3.500%, 09/10/2016		973,960	907
3.500%, 03/10/2024		194,510	190
2.750%, 03/10/2018		511,230	474

			3,391

Spain — 4.9%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022		200	282
AyT Cedulas Cajas X Fondo de Titulizacion de Activos
0.150%, 06/30/2015 (B)		200	241
Banco de Sabadell
3.375%, 01/23/2018		100	132
Banco Popular Espanol
4.000%, 10/18/2016		100	129
3.750%, 01/22/2019		100	136
2.125%, 10/08/2019		100	129
Bankia
4.000%, 02/03/2025		300	447
CaixaBank
0.154%, 01/09/2018 (A)(B)		200	239
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	651
Fondo de Amortizacion del Deficit Electrico MTN
4.125%, 03/17/2017		200	261
2.250%, 12/17/2016		700	874
Fundacion Bancaria Caixa d’Estalvis i Pensions de Barcelona
2.375%, 05/09/2019		700	882
Government of Spain
6.000%, 01/31/2029		465	813
5.850%, 01/31/2022		470	749
5.500%, 07/30/2017		315	429
5.500%, 04/30/2021		1,980	3,041
5.150%, 10/31/2044		680	1,177
4.850%, 10/31/2020		1,430	2,105
4.700%, 07/30/2041		295	478
3.800%, 04/30/2024		1,000	1,448
3.300%, 07/30/2016		3,400	4,295
3.150%, 01/31/2016		1,350	1,683
2.750%, 04/30/2019		855	1,122
2.750%, 10/31/2024		585	781
1.800%, 11/30/2024		1,503	2,015
Santander Consumer Finance
3.875%, 03/23/2016		200	252
Santander International Debt MTN
4.625%, 03/21/2016		700	889

			25,680

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Supra-National — 0.8%
European Financial Stability Facility
1.625%, 07/17/2020	EUR	1,700	$2,207
European Investment Bank MTN
2.750%, 09/15/2021	EUR	1,000	1,402
1.375%, 09/15/2021	EUR	575	742

			4,351

Sweden — 0.8%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	202
Kingdom of Sweden
3.500%, 03/30/2039		260	46
1.500%, 11/13/2023		2,200	297
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	599
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		4,485	671
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		3,535	545
Nordea Bank MTN
4.500%, 03/26/2020	EUR	225	315
4.000%, 03/29/2021	EUR	255	354
Skandinaviska Enskilda Banken MTN
1.875%, 11/14/2019	EUR	175	226
Svenska Handelsbanken
2.656%, 01/15/2024 (B)	EUR	651	820

			4,075

Switzerland — 0.8%
Credit Suisse MTN
5.750%, 09/18/2025 (B)	EUR	250	342
4.750%, 08/05/2019	EUR	400	573
Government of Switzerland
3.000%, 05/12/2019		160	183
2.000%, 04/28/2021		1,070	1,208
2.000%, 05/25/2022		110	126
1.500%, 04/30/2042		120	142
1.250%, 06/11/2024		100	109
UBS MTN
6.625%, 04/11/2018	GBP	150	271
6.375%, 07/20/2016	GBP	160	270
4.750%, 02/12/2026 (B)	EUR	500	648
4.280%, 04/29/2049 (B)	EUR	200	242

			4,114

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021		16,020	519
3.625%, 06/16/2023		3,705	121

			640

Turkey — 0.0%
Republic of Turkey
5.500%, 02/16/2017	EUR	50	66

United Arab Emirates — 0.1%
Emirates Telecommunications MTN
2.750%, 06/18/2026	EUR	275	354
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	199
5.875%, 03/14/2021	EUR	125	190

			743

6	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

United Kingdom — 16.4%
AA Bond
4.720%, 07/02/2043		500	$834
Abbey National Treasury Services MTN
5.250%, 02/16/2029		450	911
5.125%, 04/14/2021		300	556
4.250%, 04/12/2021	EUR	350	520
3.625%, 09/08/2016	EUR	300	384
2.000%, 01/14/2019	EUR	400	510
1.750%, 01/15/2018	EUR	525	658
Aviva
6.875%, 05/22/2038 (B)	EUR	195	271
6.125%, 11/14/2036 (B)		200	354
AWG Parent
6.875%, 08/21/2023		230	473
BAE Systems
4.125%, 06/08/2022		250	423
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	456
4.625%, 06/08/2017	EUR	275	368
Barclays Bank MTN
6.750%, 01/16/2023 (B)		350	596
6.625%, 03/30/2022	EUR	340	531
4.250%, 01/12/2022		250	446
BAT International Finance MTN
7.250%, 03/12/2024		250	526
5.375%, 06/29/2017	EUR	425	578
Bishopsgate Asset Finance
4.808%, 08/14/2044		180	293
Boparan Finance
5.250%, 07/15/2019		140	187
BP Capital Markets MTN
2.994%, 02/18/2019	EUR	162	214
2.177%, 09/28/2021	EUR	245	317
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	143
Canary Wharf Finance II
6.455%, 04/22/2030		16	32
Channel Link Enterprises Finance
3.559%, 06/30/2050 (B)	EUR	700	841
Co-Operative Bank
4.750%, 11/11/2021		250	435
Coventry Building Society MTN
4.625%, 04/19/2018		230	396
Direct Line Insurance Group
9.250%, 04/27/2042 (B)		100	199
Eastern Power Networks MTN
6.250%, 11/12/2036		160	338
ENW Finance MTN
6.125%, 07/21/2021		350	656
Eversholt Funding MTN
6.697%, 02/22/2035		100	206
FCE Bank MTN
5.125%, 11/16/2015		200	322
4.825%, 02/15/2017		200	332
1.875%, 05/12/2016	EUR	250	308
1.625%, 09/09/2016	EUR	100	123
First Hydro Finance
9.000%, 07/31/2021		220	466
Great Rolling Stock MTN
6.250%, 07/27/2020		300	549

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
HBOS Capital Funding
6.461%, 11/30/2049 (B)		115	$187
Heathrow Funding MTN
1.875%, 05/23/2022		175	221
HSBC Bank MTN
4.750%, 09/29/2020 (B)		225	356
4.125%, 08/12/2020	USD	375	406
HSBC Holdings MTN
6.500%, 05/20/2024		250	507
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	575	757
5.500%, 09/28/2026		350	647
3.375%, 02/26/2026	EUR	400	548
2.250%, 02/26/2021	EUR	400	514
Intu SGS Finance MTN
3.875%, 03/17/2023 (C)		250	404
Lloyds Banking Group
7.000%, 12/29/2049 (B)		750	1,161
Lloyds TSB Bank MTN
6.500%, 03/24/2020	EUR	275	410
4.625%, 02/02/2017	EUR	150	197
Mondi Finance MTN
3.375%, 09/28/2020	EUR	400	535
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	398
National Westminster Bank
6.500%, 09/07/2021		220	389
6.500%, 09/07/2021		550	972
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	830
4.125%, 03/20/2023 (B)	EUR	1,200	1,550
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	617
Northumbrian Water Finance
6.875%, 02/06/2023		190	381
6.000%, 10/11/2017		500	874
NRAM Covered Bond
5.625%, 06/22/2017 (A)	USD	1,750	1,917
Paragon Offshore
7.250%, 08/15/2024 (A)	USD	214	128
6.750%, 07/15/2022 (A)	USD	30	18
PGH Capital
5.750%, 07/07/2021		250	416
RL Finance Bonds No. 2
6.125%, 11/30/2043 (B)		100	168
Rolls-Royce
6.750%, 04/30/2019		100	188
Royal Bank of Scotland
9.500%, 03/16/2022 (B)	USD	200	227
6.934%, 04/09/2018	EUR	300	418
5.125%, 01/13/2024		400	764
Severn Trent Utilities Finance
6.125%, 02/26/2024		195	382
Sky MTN
3.750%, 09/16/2024 (A)	USD	211	212
2.500%, 09/15/2026	EUR	500	637
1.500%, 09/15/2021	EUR	250	308
Southern Gas Networks MTN
4.875%, 10/05/2023		215	388
Standard Chartered MTN
4.000%, 07/12/2022 (B)	USD	390	396
Standard Life MTN
5.500%, 12/04/2042 (B)		250	422

7	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
5.314%, 01/06/2049 (B)	EUR	230	$279
Tesco
6.052%, 10/13/2039		103	167
Tesco Property Finance 3
5.744%, 04/13/2040		59	91
Thames Water Utilities Cayman Finance
4.000%, 06/19/2025		335	568
United Kingdom Gilt
5.000%, 03/07/2018		2,545	4,491
4.500%, 09/07/2034		250	523
4.500%, 12/07/2042		1,675	3,686
4.250%, 12/07/2027		125	245
4.250%, 06/07/2032		110	221
3.750%, 09/07/2019		2,990	5,217
3.750%, 09/07/2020		215	380
3.750%, 07/22/2052		450	918
3.500%, 01/22/2045		675	1,270
3.250%, 01/22/2044		745	1,340
2.750%, 09/07/2024		345	585
2.750%, 09/07/2024		340	577
2.250%, 09/07/2023		2,530	4,134
2.000%, 07/22/2020		945	1,525
1.750%, 07/22/2019		5,830	9,324
United Kingdom Treasury
4.750%, 12/07/2030		1,380	2,906
4.750%, 12/07/2038		350	778
4.250%, 03/07/2036		770	1,573
4.250%, 09/07/2039		1,170	2,437
4.000%, 03/07/2022		2,170	3,969
1.750%, 01/22/2017		800	1,279
Wales & West Utilities Finance
6.750%, 12/17/2036 (B)		200	360
6.250%, 11/30/2021		240	461
Western Power Distribution South West
5.750%, 03/23/2040		200	405
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	385
Yorkshire Power Finance
7.250%, 08/04/2028		208	448
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	223

			86,367

United States — 5.5%
21st Century Fox America
4.500%, 02/15/2021		75	82
Aetna
2.750%, 11/15/2022		165	160
Altria Group
4.750%, 05/05/2021		180	199
4.250%, 08/09/2042		265	254
American Equity Investment Life Holding
6.625%, 07/15/2021		144	153
American International Group
8.175%, 05/15/2058 (B)		240	325
5.750%, 03/15/2067		150	242
Anthem
4.650%, 01/15/2043		110	114
2.300%, 07/15/2018		150	151

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
AT&T
5.875%, 04/28/2017	GBP	200	$342
4.875%, 06/01/2044	GBP	130	225
Bank of America MTN
0.919%, 03/28/2018 (B)	EUR	300	358
0.634%, 09/14/2018 (B)	EUR	375	443
Bristol-Myers Squibb
2.000%, 08/01/2022		670	636
Chevron
2.355%, 12/05/2022		810	785
Citigroup
4.450%, 01/10/2017		250	264
2.375%, 05/22/2024	EUR	700	916
2.125%, 09/10/2026	EUR	650	820
Coca-Cola
2.750%, 05/06/2026	EUR	160	212
Diamond Offshore Drilling
4.875%, 11/01/2043		130	111
Discovery Communications
2.375%, 03/07/2022	EUR	350	453
Dover MTN
2.125%, 12/01/2020	EUR	250	325
General Electric
2.700%, 10/09/2022		320	320
General Electric Capital MTN
5.500%, 01/08/2020		305	349
5.300%, 02/11/2021		205	234
4.625%, 01/07/2021		750	836
Glencore Funding
4.125%, 05/30/2023 (A)		94	92
Goldman Sachs Group MTN
4.250%, 01/29/2026	GBP	190	320
2.625%, 08/19/2020	EUR	350	461
Healthcare Trust of America Holdings
3.375%, 07/15/2021 (C)		86	86
Illinois Tool Works MTN
3.000%, 05/19/2034	EUR	400	555
INEOS Group Holdings
5.750%, 02/15/2019		350	407
Intelsat Jackson Holdings
5.500%, 08/01/2023		240	239
International Business Machines MTN
1.375%, 11/19/2019	EUR	250	315
Jefferies Group MTN
2.375%, 05/20/2020	EUR	700	862
John Deere Bank MTN
1.500%, 07/16/2018		250	314
JPMorgan Chase Bank
0.769%, 05/31/2017 (B)	EUR	1,250	1,509
JPMorgan Chase MTN
0.479%, 10/12/2015 (B)	EUR	350	423
Merck
2.500%, 10/15/2034		500	667
1.875%, 10/15/2026		300	380
1.125%, 10/15/2021		400	496
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	266
Morgan Stanley MTN
5.375%, 08/10/2020	EUR	150	224
3.750%, 09/21/2017	EUR	350	459
2.375%, 03/31/2021	EUR	1,250	1,625

8	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Nabors Industries
5.100%, 09/15/2023		262	$249
Nissan Motor Acceptance
2.350%, 03/04/2019 (A)		540	541
Offshore Group Investment
7.125%, 04/01/2023		218	155
Owens Corning
6.500%, 12/01/2016		9	10
Philip Morris International
2.900%, 11/15/2021		325	330
2.875%, 05/30/2024	EUR	100	138
2.875%, 03/03/2026	EUR	435	598
2.125%, 05/30/2019	EUR	100	129
PNC Funding
5.125%, 02/08/2020		300	337
3.300%, 03/08/2022		150	154
Priceline Group
2.375%, 09/23/2024	EUR	250	321
Principal Financial Group
1.850%, 11/15/2017		175	175
Procter & Gamble
2.000%, 11/05/2021	EUR	150	197
Prologis International Funding II MTN
2.875%, 04/04/2022		220	288
Prologis
3.375%, 02/20/2024	EUR	300	414
3.000%, 01/18/2022	EUR	250	334
3.000%, 06/02/2026	EUR	200	264
Prudential Financial
5.625%, 06/15/2043 (B)		545	557
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	249
Regency Energy Partners
4.500%, 11/01/2023		72	66
Republic Services
4.750%, 05/15/2023		155	172
Reynolds American
3.250%, 11/01/2022		180	175
Ryder System MTN
5.850%, 11/01/2016		116	125
Sabine Pass Liquefaction
5.750%, 05/15/2024		230	226
Seagate HDD
4.750%, 01/01/2025 (A)		123	127
Sirius XM Radio
4.625%, 05/15/2023 (A)		254	237
SM Energy
6.500%, 01/01/2023		16	15
Societe Generale
5.922%, 04/05/2017 (A)(B)		180	187
Sprint
7.875%, 09/15/2023		187	185
Thermo Fisher Scientific
2.000%, 04/15/2025		164	205
Time Warner Cable
5.750%, 06/02/2031	GBP	250	474
UBS MTN
5.875%, 12/20/2017	USD	247	276
United Technologies
1.800%, 06/01/2017		201	204
Verizon Communications
6.550%, 09/15/2043		165	211

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
5.012%, 08/21/2054 (A)	44	$45
2.625%, 12/01/2031	100	123
1.625%, 03/01/2024	700	858
Viacom
3.875%, 04/01/2024	148	149
Wells Fargo MTN
4.600%, 04/01/2021	75	83
Williams Partners
3.900%, 01/15/2025	228	219
Windstream
7.500%, 04/01/2023	57	57

		28,868

Total Global Bonds (Cost $503,116) ($ Thousands)		485,618

MORTGAGE-BACKED SECURITIES — 2.0%

Agency Mortgage-Backed Obligation — 0.1%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014- HQ2, Cl M1
1.620%, 09/25/2024 (A)(B)	424	421
FHLMC, Ser K501, Cl X1A, IO
1.807%, 08/25/2016 (B)	286	5

		426

Non-Agency Mortgage-Backed Obligation — 1.9%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.666%, 09/25/2034 (A)(B)	90	87
Bear Stearns Commercial Mortgage Securities, Ser 2005- PW10, Cl A4
5.405%, 12/11/2040 (B)	200	205
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A4A
4.871%, 09/11/2042	90	92
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.281%, 10/12/2042 (B)	38	39
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW13, Cl AJ
5.611%, 09/11/2041 (B)	241	247
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/2041	188	199
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW15, Cl A4
5.331%, 02/11/2044	74	79
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.898%, 06/11/2040 (B)	76	82
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A4
5.694%, 06/11/2050 (B)	175	190

9	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2007- T26, Cl A4
5.471%, 01/12/2045 (B)	65	$69
CD Mortgage Trust, Ser 2007- CD5, Cl A4
5.886%, 11/15/2044 (B)	87	95
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.965%, 03/15/2049 (B)	140	147
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.338%, 12/10/2049 (B)	431	472
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
4.900%, 03/10/2047 (A)(B)	20	19
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.597%, 05/25/2035 (A)(B)	572	551
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl AM
5.254%, 08/15/2048	35	36
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	45	47
COMM Mortgage Trust, Ser 2006- C7, Cl A4
5.756%, 06/10/2046 (B)	125	131
COMM Mortgage Trust, Ser 2013- CCRE9, Cl A4
4.238%, 07/10/2045 (B)	35	38
COMM Mortgage Trust, Ser 2013- CR8, Cl A4
3.334%, 06/10/2046	130	134
COMM Mortgage Trust, Ser 2013- CR9, Cl A3
4.022%, 07/10/2045	50	54
COMM Mortgage Trust, Ser 2014- CCRE14, Cl A3
3.955%, 02/10/2047	70	75
COMM Mortgage Trust, Ser 2014- SAVA, Cl A
1.311%, 06/15/2034 (A)(B)	230	230
COMM Mortgage Trust, Ser 2014- UBS4, Cl A5
3.694%, 08/10/2047	65	68
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.241%, 12/10/2049 (B)	275	296
Commercial Mortgage Pass- Through Certificates, Ser 2008- C1, Cl A3
5.970%, 02/15/2041 (B)	55	60
Commerical Mortgage Trust, Ser 2006-GG7, Cl A4
6.014%, 07/10/2038 (B)	141	147
Commerical Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	240	260
Commerical Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	370	388

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFX
4.877%, 04/15/2037		85	$85
Eddystone Finance, Ser 2006-1, Cl A2
1.083%, 04/19/2021 (B)	GBP	119	183
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.155%, 10/25/2023 (A)(B)		123	123
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
1.770%, 01/25/2024 (A)(B)		317	316
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M1
2.270%, 11/25/2024 (A)(B)		808	807
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.313%, 11/10/2045 (B)		55	56
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (B)		108	110
Granite Master Issuer, Ser 2005-1, Cl A5
0.205%, 12/20/2054 (A)(B)	EUR	89	107
Granite Master Issuer, Ser 2006-2, Cl A5
0.209%, 12/20/2054 (A)(B)	EUR	176	212
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.689%, 08/10/2044 (A)(B)		301	18
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.313%, 07/10/2046 (B)		2,892	33
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.867%, 04/10/2047 (A)(B)		80	76
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
4.506%, 01/25/2035 (A)(B)		141	137
JPMBB Commercial Mortgage Securities, Ser 2014-C23, Cl XA, IO
0.888%, 09/15/2047 (B)		999	52
JPMBB Commercial Mortgage Securities, Ser 2014-C26, Cl A4
3.494%, 01/15/2048		15	16
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB13, Cl A4
5.419%, 01/12/2043 (B)		85	87
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A4
5.865%, 04/15/2045 (B)		90	94
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl A4
5.399%, 05/15/2045		74	78

10	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- C1, Cl A4
5.716%, 02/15/2051	85	$91
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A4
5.891%, 02/12/2049 (B)	235	252
JPMorgan Chase Commercial Mortgage Securities, Ser 2008- C2, Cl A4
6.068%, 02/12/2051	28	31
JPMorgan Chase Commercial Mortgage Securities, Ser 2008- C2, Cl A4FL
1.654%, 02/12/2051 (B)	207	208
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- C8, Cl E
4.822%, 10/15/2045 (A)(B)	100	99
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- C8, Cl A3
2.829%, 10/15/2045	135	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A5
2.840%, 12/15/2047	135	136
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.165%, 12/25/2034 (A)(B)	97	97
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	—	—
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (B)	169	178
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (B)	64	70
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.150%, 04/15/2041 (B)	51	56
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AJ
5.137%, 07/12/2038 (B)	55	56
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/2048	40	42
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	134	142
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C10, Cl A4
4.083%, 07/15/2046 (B)	60	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C17, Cl A5
3.741%, 08/15/2047	65	69
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	155	155

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.404%, 10/12/2052 (A)(B)	10	$10
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.404%, 10/12/2052 (A)(B)	15	15
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (B)	160	172
Morgan Stanley Capital I, Ser 2006-IQ16, Cl A4
5.809%, 12/12/2049	75	81
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.990%, 08/15/2045 (A)(B)	173	185
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	130	132
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	70
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (B)	86	88
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.937%, 10/15/2045 (A)(B)	35	35
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	120	135
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/2047	65	70
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	70	75

		10,077

Total Mortgage-Backed Securities (Cost $10,599) ($ Thousands)		10,503

CORPORATE OBLIGATIONS — 0.9%

United States — 0.9%
Access Midstream Partners
4.875%, 03/15/2024	200	203
Anadarko Petroleum
6.375%, 09/15/2017	330	367
Bank of America MTN
4.200%, 08/26/2024	214	218
CNA Financial
7.250%, 11/15/2023	110	137
6.500%, 08/15/2016	40	43
Credit Suisse NY MTN
3.625%, 09/09/2024	260	265
Crown Castle International
4.875%, 04/15/2022 (C)	120	121
Duke Realty
6.750%, 03/15/2020 (C)	140	165
Enterprise Products Operating
5.950%, 02/01/2041	100	118
General Electric Capital MTN
5.550%, 05/04/2020	45	52

11	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
2.375%, 06/30/2015	150	$152
Kinder Morgan Energy Partners
6.850%, 02/15/2020	150	172
3.500%, 09/01/2023	171	162
2.650%, 02/01/2019	39	38
McGraw Hill Financial
5.900%, 11/15/2017	325	353
Morgan Stanley
3.450%, 11/02/2015	125	128
Navient MTN
5.500%, 01/15/2019	433	443
Noble Holding International
4.900%, 08/01/2020	25	23
PNC Bank
2.700%, 11/01/2022	445	426
Prudential Financial MTN
6.100%, 06/15/2017	125	138
Ryder System MTN
7.200%, 09/01/2015	108	113
Time Warner
4.875%, 03/15/2020	150	165
Total System Services
2.375%, 06/01/2018	236	234
Viacom
6.125%, 10/05/2017	325	362
Williams Partners
4.125%, 11/15/2020	95	97
4.000%, 11/15/2021	150	150

Total Corporate Obligations (Cost $4,685) ($ Thousands)		4,845

ASSET-BACKED SECURITIES — 0.1%

Automotive — 0.1%
Bavarian Sky, Ser 2013-GER1, Cl A
0.249%, 06/20/2020 (B)	232	281

Other Asset-Backed Securities — 0.0%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017	183	226

Total Asset-Backed Securities (Cost $538) ($ Thousands)		507

Total Investments — 95.5% (Cost $518,938) ($ Thousands)§		$501,473

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	45	Mar-2015	$33
Australian 10-Year Bond	(4)	Mar-2015	(2)
Australian 3-Year Bond	(5)	Mar-2015	–
Australian 3-Year Bond	11	Mar-2015	4
Canadian 10-Year Bond	33	Mar-2015	41
Euro-Bobl	49	Mar-2015	40
Euro-Bund	53	Mar-2015	175
Euro-Bund	(6)	Mar-2015	–
Euro-Buxl 30 Year Bond	(4)	Mar-2015	(30)
Euro-Buxl 30 Year Bond	3	Mar-2015	7
Euro-Schatz	30	Mar-2015	6
Japanese 10-Year Bond	4	Mar-2015	28
Long Gilt 10-Year Bond	1	Mar-2015	1
Long Gilt 10-Year Bond	(13)	Mar-2015	(67)
U.S. 10-Year Treasury Note	23	Mar-2015	15
U.S. 10-Year Treasury Note	(102)	Mar-2015	(50)
U.S. 2-Year Treasury Note	(61)	Mar-2015	18
U.S. 5-Year Treasury Note	(114)	Mar-2015	1
U.S. 5-Year Treasury Note	70	Mar-2015	2
U.S. Long Treasury Bond	(10)	Mar-2015	6
U.S. Ultra Long Treasury Bond	2	Mar-2015	1
U.S. Ultra Long Treasury Bond	(9)	Mar-2015	(75)

			$154

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/5/15	USD	727	BRL	1,929	$(2)
1/5/15	USD	3,916	DKK	23,974	(20)
1/5/15-1/16/15	USD	2,515	AUD	3,052	(19)
1/5/15-1/16/15	USD	7,096	CAD	8,180	(34)
1/5/15-1/16/15	USD	125,153	EUR	102,863	(681)
1/5/15-1/16/15	USD	25,384	GBP	16,324	68
1/5/15-1/16/15	USD	26,668	JPY	3,187,810	(78)
1/5/15-1/16/15	USD	728	SEK	5,600	(13)
1/5/15-2/3/15	BRL	3,858	USD	1,474	29
1/5/15-2/4/15	AUD	19,646	USD	16,449	399
1/5/15-2/4/15	CAD	27,144	USD	23,837	408
1/5/15-2/4/15	DKK	52,286	USD	8,671	172
1/5/15-2/4/15	EUR	310,622	USD	384,428	8,521
1/5/15-2/4/15	GBP	65,443	USD	102,497	481
1/5/15-2/4/15	SEK	20,043	USD	2,669	108
1/5/15-8/21/15	JPY	13,565,877	USD	114,907	1,720
1/14/15-1/16/15	ZAR	24,062	USD	2,156	80
1/15/15-1/16/15	MXN	105,454	USD	7,676	527
1/15/15-1/16/15	USD	632	MXN	9,184	(10)
1/16/15	CHF	3,619	USD	3,755	111
1/16/15	CZK	10,333	USD	464	12
1/16/15	ILS	777	USD	201	1
1/16/15	KRW	6,272,233	USD	5,627	(78)
1/16/15	MYR	2,129	USD	629	21
1/16/15	NOK	5,015	USD	737	69
1/16/15	THB	16,305	USD	494	(1)
1/16/15	USD	920	CHF	882	(32)
1/16/15	USD	2,036	KRW	2,255,248	15
1/16/15	USD	254	NOK	1,790	(15)
1/16/15	USD	2,287	NZD	2,928	(2)
1/16/15-1/23/15	SGD	1,800	USD	1,375	17
1/16/15-1/28/15	PLN	6,636	USD	1,968	101
1/16/15-2/13/15	NZD	3,781	USD	2,943	(6)

					$11,869

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	$(4,179)	$4,284	$105
Bank of Montreal	(1,833)	1,832	(1)
Barclays PLC	(1,425)	1,456	31
BNP Paribas	(47,243)	47,942	699
Brown Brothers Harriman	(543,498)	548,344	4,846
Citigroup	(20,249)	20,360	111
Commonwealth Associates	(3,908)	4,014	106
Credit Suisse First Boston	(2,938)	2,993	55
Deutsche Bank	(4,501)	4,553	52
Goldman Sachs	(25,401)	25,513	112
HSBC	(7,619)	7,550	(69)
JPMorgan Chase Bank	(81,169)	83,065	1,896
National Australia Bank	(31,145)	31,664	519
RBC	(9,123)	9,315	192
Royal Bank of Scotland	(75,154)	78,186	3,032
Standard Bank	(116)	116	–
State Street	(3,449)	3,530	81
UBS	(1,789)	1,853	64
Westpac Banking	(3,841)	3,879	38

			$11,869

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

A list of the open OTC swap agreements held by the Fund at December 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	2.83%	3-Month USD - LIBOR	08/08/23	USD	6,000	$(376)
Citibank	EU CPI Overall Excluding Tobacco	1.22%	04/03/19	EUR	2,450	(86)
Citigroup	3.79%	6-Month GBP - LIBOR	05/19/19	GBP	2,500	(420)

						$(882)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Citibank	CDX.NA.HY.23 5Y Index	Buy	5.00	12/20/19	$830	$3

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	3.34%	6-Month GBP - LIBOR	01/17/44	GBP	1,000	$(358)
JPMorgan Chase Bank	6-Month JPY - LIBOR	1.56%	11/28/33	JPY	600,000	422
JPMorgan Chase Bank	1.90%	6-Month EUR - EURIBOR	03/24/24	EUR	2,200	(276)
JPMorgan Chase Bank	2.87%	6-Month GBP - LIBOR	02/14/24	GBP	250	(34)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	11/21/23	EUR	5,500	(745)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	09/12/18	EUR	7,000	(385)

						$(1,376)

For the period ended December 31, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $525,174 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(C)	Real Estate Investment Trust.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

§	At December 31, 2014, the tax basis cost of the Fund’s investments was $518,938 ($ Thousands), and the unrealized appreciation and depreciation were $8,963 ($ Thousands) and ($26,428) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CPI — Consumer Price Index

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

ILS — Israeli Shekel

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zlotty

Re-REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR— South African Rand

The following is a list of the levels of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$485,618	$—	$485,618
Mortgage-Backed Securities	—	10,503	—	10,503
Corporate Obligations	—	4,845	—	4,845
Asset-Backed Securities	—	507	—	507

Total Investments in Securities	$—	$501,473	$—	$501,473

14	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

December 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$378	$—	$—	$378
Unrealized Depreciation	(224)	—	—	(224)
Forwards Contracts *
Unrealized Appreciation	—	12,860	—	12,860
Unrealized Depreciation	—	(991)	—	(991)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(882)	—	(882)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	3	—	3
Interest Rate Swaps *
Unrealized Appreciation	—	422	—	422
Unrealized Depreciation	—	(1,798)	—	(1,798)

Total Other Financial Instruments	$154	$9,614	$—	$9,768

*	Futures contracts, forwards contracts and swaps are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 93.6%

Angola — 0.2%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		2,536	$2,523

Argentina — 0.8%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,150	1,173
9.950%, 03/01/2017		410	418
Republic of Argentina
7.000%, 10/03/2015		765	745
7.000%, 04/17/2017		6,732	6,369
6.000%, 03/31/2023 (B)		815	1,027
YPF
8.750%, 04/04/2024 (A)		800	796

			10,528

Azerbaijan — 0.8%
International Bank of Azerbaijan
5.625%, 06/11/2019		1,700	1,594
Republic of Azerbaijan International Bond
4.750%, 03/18/2024		700	688
4.750%, 03/18/2024 (A)		2,559	2,514
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		1,312	1,348
4.750%, 03/13/2023		3,694	3,565
4.750%, 03/13/2023		500	482

			10,191

Bahrain — 0.1%
Kingdom of Bahrain
6.000%, 09/19/2044 (A)		855	812

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (A)		1,515	1,587

Belize — 0.2%
Belize Government International Bond
5.000%, 08/20/2017 (C)		4,500	3,218

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		1,680	1,747
4.138%, 01/03/2023 (A)		820	828

			2,575

Bolivia — 0.4%
Government of Bolivia
5.950%, 08/22/2023		4,539	4,766
5.950%, 08/22/2023		500	525

			5,291

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (D)	DEM	1,125	588

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Brazil — 9.5%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		660	$700
5.750%, 09/26/2023		280	288
5.500%, 07/12/2020 (A)		400	412
4.000%, 04/14/2019 (A)		730	719
Brazil Letras do Tesouro Nacional
12.745%, 01/01/2016 (E)	BRL	20,010	6,663
12.230%, 01/01/2018 (E)	BRL	77,439	20,312
11.554%, 07/01/2018 (E)	BRL	21,385	5,294
9.734%, 01/01/2017 (E)	BRL	23,112	6,818
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		2,344	2,379
5.477%, 07/24/2023		351	357
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 08/15/2020	BRL	4,385	4,106
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	24,900	8,918
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018	BRL	18,754	6,602
10.000%, 01/01/2021	BRL	17,474	5,933
10.000%, 01/01/2023	BRL	17,650	5,882
10.000%, 01/01/2025	BRL	30,877	10,168
BRF
4.750%, 05/22/2024 (A)		1,723	1,673
Caixa Economica Federal
4.250%, 05/13/2019		200	195
CIMPOR Financial Operations
5.750%, 07/17/2024 (A)		718	630
Cosan
5.000%, 03/14/2023 (A)		761	677
ESAL GmbH
6.250%, 02/05/2023 (A)		979	928
Federal Republic of Brazil
10.125%, 05/15/2027		850	1,301
10.125%, 05/15/2027		1,378	2,108
8.250%, 01/20/2034		5,610	7,700
7.125%, 01/20/2037		6,983	8,851
4.875%, 01/22/2021		420	446
2.625%, 01/05/2023 (F)		6,382	5,808
JBS Finance II
8.250%, 01/29/2018		370	378
8.250%, 01/29/2018 (A)		350	358
Marfrig Holding Europe
6.875%, 06/24/2019 (A)		355	330
Marfrig Holding Europe BV
8.375%, 05/09/2018		2,500	2,463
Marfrig Overseas
9.500%, 05/04/2020 (A)		835	843
9.500%, 05/04/2020		650	657
Minerva Luxembourg
12.250%, 02/10/2022 (A)		650	748
7.750%, 01/31/2023		1,400	1,372
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021 (A)		124	116
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (A)		321	294
Petrobras Global Finance BV
7.250%, 03/17/2044		107	106

1	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Petrobras International Finance
6.875%, 01/20/2040		238	$220
Rio Oil Finance Trust, Ser 2014-1
6.250%, 07/06/2024 (A)		1,265	1,210

			124,963

Chile — 1.9%
Banco del Estado de Chile
4.125%, 10/07/2020		30	31
3.875%, 02/08/2022 (A)		230	232
BancoEstado
4.125%, 10/07/2020 (A)		270	283
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	149
6.000%, 01/01/2022	CLP	90,000	169
Chile Government International Bond
3.125%, 03/27/2025		750	746
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		523	514
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (A)		100	111
6.250%, 07/08/2019		50	55
5.250%, 08/10/2020 (A)		240	253
5.250%, 08/10/2020		100	106
4.375%, 10/30/2024 (A)		564	553
ENTEL Chile
4.875%, 10/30/2024 (A)		200	203
Nacional del Cobre de Chile
6.150%, 10/24/2036		1,748	2,078
5.625%, 09/21/2035		880	987
5.625%, 10/18/2043		250	282
4.875%, 11/04/2044 (A)		880	894
4.500%, 08/13/2023		1,041	1,100
4.500%, 08/13/2023 (A)		3,266	3,450
3.875%, 11/03/2021		646	663
3.875%, 11/03/2021 (A)		403	414
3.000%, 07/17/2022 (A)		1,923	1,845
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	559
3.875%, 08/05/2020		4,467	4,791
2.250%, 10/30/2022		3,981	3,818
VTR Finance
6.875%, 01/15/2024 (A)		805	821

			25,107

China — 1.0%
Amber Circle Funding
3.250%, 12/04/2022		850	832
CITIC
7.875%, 04/15/2049 (D)		183	190
6.800%, 01/17/2023		2,100	2,418
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/2023		400	422
Country Garden Holdings
11.125%, 02/23/2018		286	303
7.250%, 04/04/2021		115	109
Kaisa Group Holdings
8.875%, 03/19/2018 (A)		143	96
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (A)		1,432	1,452
Sinochem Overseas Capital
4.500%, 11/12/2020		1,480	1,563
4.500%, 11/12/2020 (A)		2,035	2,149

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Sinopec Capital
3.125%, 04/24/2023 (A)		1,219	$1,162
Sinopec Group Overseas Development
4.875%, 05/17/2042 (A)		300	325
4.375%, 04/10/2024 (A)		1,273	1,335
State Grid Overseas Investment
4.125%, 05/07/2024 (A)		1,216	1,279

			13,635

Colombia — 5.5%
Bancolombia
5.125%, 09/11/2022		150	149
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	8,820,000	4,404
9.750%, 07/26/2028	COP	370,000	185
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	7,940,000	4,056
Colombian TES
11.250%, 10/24/2018	COP	69,800	35
10.000%, 07/24/2024	COP	7,335,100	3,679
7.500%, 08/26/2026	COP	4,030,200	1,696
7.000%, 09/11/2019	COP	3,275,300	1,434
7.000%, 09/11/2019	COP	9,034,800	3,956
7.000%, 05/04/2022	COP	580,000	245
7.000%, 05/04/2022	COP	13,092,000	5,537
7.000%, 05/04/2022	COP	864,000	365
6.000%, 04/28/2028	COP	12,114,300	4,423
5.000%, 11/21/2018	COP	4,884,800	1,992
Ecopetrol
5.875%, 05/28/2045		1,051	972
Emgesa ESP
8.750%, 01/25/2021	COP	1,450,000	657
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	4,482,000	1,982
7.625%, 09/10/2024 (A)	COP	3,971,000	1,619
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)	COP	1,645,000	700
7.875%, 08/12/2024	COP	884,000	376
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	2,087,000	883
Pacific Rubiales Energy
7.250%, 12/12/2021		2,171	1,889
5.125%, 03/28/2023 (A)		429	338
Republic of Colombia
12.000%, 10/22/2015	COP	1,531,000	676
12.000%, 10/22/2015	COP	799,000	353
11.750%, 02/25/2020		1,587	2,251
10.375%, 01/28/2033		360	562
9.850%, 06/28/2027	COP	6,219,000	3,283
9.850%, 06/28/2027	COP	283,000	149
8.125%, 05/21/2024		1,190	1,580
7.750%, 04/14/2021	COP	2,951,000	1,336
7.375%, 03/18/2019		2,046	2,404
7.375%, 09/18/2037		7,052	9,503
6.125%, 01/18/2041		1,485	1,778
5.625%, 02/26/2044		1,970	2,216
4.375%, 07/12/2021		4,915	5,198
4.375%, 03/21/2023	COP	988,000	364

2	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
4.375%, 03/21/2023	COP	1,017,000	$375

			73,600

Costa Rica — 0.4%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		240	239
Costa Rica Government International Bond
7.000%, 04/04/2044 (A)		988	968
4.375%, 04/30/2025		702	618
4.375%, 04/30/2025 (A)		781	687
4.250%, 01/26/2023		1,857	1,699
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	415
6.375%, 05/15/2043		250	210

			4,836

Croatia — 0.7%
Government of Croatia
6.750%, 11/05/2019		790	865
6.625%, 07/14/2020		1,437	1,574
6.375%, 03/24/2021 (A)		1,636	1,787
6.250%, 04/27/2017 (A)		630	668
6.000%, 01/26/2024 (A)		1,786	1,924
6.000%, 01/26/2024		1,500	1,616
5.875%, 07/09/2018	EUR	150	200

			8,634

Dominican Republic — 1.4%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	104
11.500%, 05/10/2024	DOP	55,000	1,251
11.000%, 01/05/2018	DOP	6,320	143
11.000%, 07/30/2021 (A)	DOP	53,760	1,181
9.040%, 01/23/2018		1,390	1,474
8.625%, 04/20/2027		1,407	1,650
7.500%, 05/06/2021 (A)		1,830	2,007
7.500%, 05/06/2021		3,049	3,343
7.450%, 04/30/2044 (A)		2,850	3,121
7.450%, 04/30/2044		1,310	1,432
6.600%, 01/28/2024		1,556	1,657
5.875%, 04/18/2024		210	215
5.875%, 04/18/2024 (A)		770	785

			18,363

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		1,554	1,515

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040		1,434	1,473
5.750%, 04/29/2020		450	470
5.750%, 04/29/2020 (A)		100	105

			2,048

El Salvador — 0.6%
Republic of El Salvador
8.250%, 04/10/2032		267	304
8.250%, 04/10/2032		513	585
7.750%, 01/24/2023		802	882
7.750%, 01/24/2023		708	779
7.375%, 12/01/2019		400	444
6.375%, 01/18/2027 (A)		1,482	1,486
5.875%, 01/30/2025 (A)		638	630
5.875%, 01/30/2025		1,743	1,695

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Telemovil Finance
8.000%, 10/01/2017		476	$490

			7,295

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		1,473	1,451
6.625%, 12/11/2024		600	585

			2,036

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/2017		490	529
6.375%, 12/12/2024		255	242

			771

Ghana — 0.4%
Republic of Ghana
8.500%, 10/04/2017 (A)		300	299
8.125%, 01/18/2026 (A)		1,567	1,450
8.125%, 01/18/2026		2,504	2,316
7.875%, 08/07/2023		1,400	1,295

			5,360

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)		1,090	1,142
Guatemala Government Bond
4.875%, 02/13/2028		509	510

			1,652

Honduras — 0.2%
Republic of Honduras
8.750%, 12/16/2020		1,851	2,045

Hong Kong — 0.0%
MCE Finance
5.000%, 02/15/2021 (A)		326	305

Hungary — 4.3%
Magyar Export-Import Bank
4.000%, 01/30/2020 (A)		925	918
Republic of Hungary
8.000%, 02/12/2015	HUF	230,000	887
7.750%, 08/24/2015	HUF	33,320	133
7.625%, 03/29/2041		5,748	7,642
7.500%, 11/12/2020	HUF	581,160	2,720
7.000%, 06/24/2022	HUF	1,238,810	5,829
6.750%, 02/24/2017	HUF	302,710	1,269
6.750%, 11/24/2017	HUF	463,610	1,985
6.750%, 10/22/2028	HUF	764,970	3,813
6.500%, 06/24/2019	HUF	1,104,960	4,838
6.375%, 03/29/2021		1,254	1,433
6.250%, 01/29/2020		770	865
6.000%, 11/24/2023	HUF	261,390	1,187
5.750%, 11/22/2023		3,716	4,116
5.500%, 12/22/2016	HUF	992,170	4,060
5.500%, 12/20/2018	HUF	420,400	1,763
5.500%, 06/24/2025	HUF	173,140	765
5.375%, 02/21/2023		3,127	3,369
5.375%, 03/25/2024		536	580
5.000%, 03/30/2016	GBP	227	372
4.125%, 02/19/2018		3,504	3,634
4.000%, 04/25/2018	HUF	465,170	1,843
4.000%, 03/25/2019		1,856	1,907
3.500%, 06/24/2020	HUF	121,180	471

			56,399

3	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
India — 0.2%
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (A)		927	$1,003
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	208
Vedanta Resources
8.250%, 06/07/2021 (A)		30	30
7.125%, 05/31/2023 (A)		160	147
6.750%, 06/07/2016		125	129
6.000%, 01/31/2019 (A)		444	433

			1,950

Indonesia — 8.3%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	178
7.000%, 05/15/2027	IDR	2,300,000	170
6.625%, 05/15/2033	IDR	2,300,000	155
Deutsche Bank MTN
7.000%, 05/17/2022	IDR	9,000,000	689
Genel Energy Finance
7.500%, 05/14/2019		1,000	840
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	105,300,000	8,162
6.625%, 05/15/2033	IDR	3,100,000	209
Listrindo Capital
6.950%, 02/21/2019 (A)		200	211
Majapahit Holding
8.000%, 08/07/2019		470	545
7.875%, 06/29/2037 (A)		205	240
7.750%, 01/20/2020		894	1,035
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,667
4.875%, 10/01/2024 (A)		200	201
Pertamina Persero MTN
6.500%, 05/27/2041 (A)		380	389
6.450%, 05/30/2044 (A)		1,432	1,495
6.000%, 05/03/2042 (A)		935	913
6.000%, 05/03/2042		340	332
5.625%, 05/20/2043		3,882	3,649
5.250%, 05/23/2021 (A)		500	515
4.875%, 05/03/2022 (A)		220	220
Republic of Indonesia MTN
12.800%, 06/15/2021	IDR	1,965,000	197
11.625%, 03/04/2019		3,403	4,496
11.625%, 03/04/2019 (A)		975	1,288
11.625%, 03/04/2019		1,674	2,212
11.000%, 09/15/2025	IDR	3,200,000	314
9.000%, 03/15/2029	IDR	111,485,000	9,641
8.500%, 10/12/2035		1,000	1,390
8.500%, 10/12/2035		1,969	2,737
8.375%, 03/15/2024	IDR	192,192,000	16,158
8.375%, 09/15/2026	IDR	580,000	48
8.375%, 03/15/2034	IDR	70,160,000	5,710
8.375%, 03/15/2034	IDR	55,920,000	4,551
8.250%, 06/15/2032	IDR	17,369,000	1,406
7.875%, 04/15/2019	IDR	26,065,000	2,118
7.750%, 01/17/2038		1,478	1,934
7.750%, 01/17/2038		7,418	9,708
7.000%, 05/15/2022	IDR	59,080,000	4,579
6.875%, 01/17/2018		2,394	2,705
6.750%, 01/15/2044		700	866
6.750%, 01/15/2044 (A)		1,650	2,042

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
6.625%, 05/15/2033	IDR	30,376,000	$2,052
6.625%, 02/17/2037		210	246
6.625%, 02/17/2037		676	791
6.125%, 05/15/2028	IDR	26,020,000	1,742
5.875%, 03/13/2020 (A)		224	248
5.625%, 05/15/2023	IDR	44,408,000	3,090
5.250%, 01/17/2042		1,029	1,038
4.875%, 05/05/2021		2,357	2,490
4.875%, 05/05/2021 (A)		200	211
3.375%, 04/15/2023 (A)		1,939	1,832
2.875%, 07/08/2021 (A)	EUR	594	729

			110,384

Iraq — 0.6%
Republic of Iraq
5.800%, 01/15/2028		9,324	7,786

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	400	512
7.875%, 12/15/2019		400	409
Altice Finco
9.875%, 12/15/2020		300	321

			1,242

Italy — 0.0%
Wind Acquisition Finance
4.750%, 07/15/2020 (A)		49	46
4.000%, 07/15/2020 (A)	EUR	200	237

			283

Ivory Coast — 1.0%
Ivory Coast Government Bond
7.774%, 12/31/2032		3,413	3,259
5.750%, 12/31/2032		300	287
5.750%, 12/31/2032		7,916	7,560
5.375%, 07/23/2024 (A)		3,013	2,878

			13,984

Jamaica — 0.5%
Digicel Group
8.250%, 09/30/2020		2,200	2,134
7.125%, 04/01/2022 (A)		790	735
Jamaica Government International Bond
7.625%, 07/09/2025		3,804	3,966

			6,835

Kazakhstan — 2.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	647
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (A)		400	392
7.250%, 01/28/2021		200	196
KazAgro National Management Holding
4.625%, 05/24/2023		3,830	3,198
Kazakhstan Government International Bond
3.875%, 10/14/2024 (A)		2,574	2,410
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (A)		250	242
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015 (A)		450	447
6.250%, 05/20/2015		100	99

4	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
KazMunayGas National MTN
11.750%, 01/23/2015		1,611	$1,616
9.125%, 07/02/2018 (A)		2,342	2,562
9.125%, 07/02/2018		1,248	1,365
7.000%, 05/05/2020 (A)		676	703
6.375%, 04/09/2021 (A)		4,301	4,349
6.375%, 04/09/2021		1,435	1,451
5.750%, 04/30/2043 (A)		362	302
5.750%, 04/30/2043		7,924	6,656
4.875%, 05/07/2025 (A)		1,026	906
4.400%, 04/30/2023 (A)		523	460
4.400%, 04/30/2023		1,022	908
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (A)		418	357
Republic of Kazakhstan
6.375%, 10/06/2020 (A)		600	591
Samruk-Energy JSC MTN
3.750%, 12/20/2017		500	480
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (A)		425	367

			30,704

Kenya — 0.6%
Kenya Government International Bond
6.875%, 06/24/2024 (A)		5,376	5,631
6.875%, 06/24/2024		403	422
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	230,000	2,548

			8,601

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		670	660

Lithuania — 0.2%
Republic of Lithuania
7.375%, 02/11/2020		462	557
6.625%, 02/01/2022		200	242
6.125%, 03/09/2021 (A)		1,424	1,656

			2,455

Malaysia — 5.5%
Malaysia Government Bond
5.248%, 09/15/2028 (A)	MYR	1,050	326
4.935%, 09/30/2043	MYR	3,700	1,080
4.498%, 04/15/2030	MYR	1,240	357
4.392%, 04/15/2026	MYR	10,601	3,064
4.378%, 11/29/2019	MYR	1,353	395
4.262%, 09/15/2016	MYR	17,620	5,102
4.181%, 07/15/2024	MYR	30,947	8,883
4.160%, 07/15/2021	MYR	4,769	1,372
4.048%, 09/30/2021	MYR	7,830	2,239
4.012%, 09/15/2017	MYR	13,780	3,975
3.892%, 03/15/2027	MYR	1,369	375
3.889%, 07/31/2020	MYR	6,983	1,984
3.844%, 04/15/2033	MYR	1,770	465
3.835%, 08/12/2015	MYR	4,097	1,175
3.741%, 02/27/2015	MYR	2,000	572
3.654%, 10/31/2019	MYR	14,860	4,208
3.580%, 09/28/2018	MYR	4,747	1,344
3.502%, 05/31/2027	MYR	1,050	276
3.492%, 03/31/2020	MYR	25,539	7,148
3.480%, 03/15/2023	MYR	14,448	3,944
3.418%, 08/15/2022	MYR	8,999	2,455

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
3.394%, 03/15/2017	MYR	1,220	$347
3.314%, 10/31/2017	MYR	22,180	6,285
3.260%, 03/01/2018	MYR	18,210	5,120
3.197%, 10/15/2015	MYR	9,213	2,627
3.172%, 07/15/2016	MYR	8,630	2,453
Malaysia Government Investment Issue
4.444%, 05/22/2024	MYR	11,600	3,375

			70,946

Mexico — 7.0%
America Movil
6.000%, 06/09/2019	MXN	12,420	840
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	550
4.375%, 04/10/2024 (A)		1,855	1,864
Cemex
6.500%, 12/10/2019		550	558
5.700%, 01/11/2025 (A)		147	143
Cemex Espana Luxembourg
9.875%, 04/30/2019		950	1,043
Cemex Finance
9.375%, 10/12/2022 (A)		350	390
6.000%, 04/01/2024 (A)		77	75
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		500	533
4.875%, 05/26/2021 (A)		400	425
4.875%, 01/15/2024 (A)		637	666
El Puerto de Liverpool
3.950%, 10/02/2024		348	343
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		361	367
Mexican Bonos
7.750%, 11/23/2034	MXN	10,980	853
7.750%, 11/13/2042	MXN	3,280	256
7.500%, 06/03/2027	MXN	36,854	2,790
6.500%, 06/09/2022	MXN	16,438	1,169
6.250%, 06/16/2016	MXN	44,177	3,109
6.000%, 06/18/2015	MXN	5,099	351
5.000%, 06/15/2017	MXN	39,491	2,740
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	123,434	8,795
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	12,020	919
8.000%, 12/17/2015	MXN	37,960	2,689
7.750%, 12/14/2017	MXN	32,714	2,424
7.250%, 12/15/2016	MXN	37,764	2,733
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	43,220	3,841
8.500%, 05/31/2029	MXN	11,603	951
8.000%, 12/07/2023	MXN	53,603	4,179
7.750%, 05/29/2031	MXN	98,710	7,606
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	8,900	846
8.500%, 11/18/2038	MXN	38,121	3,198
Mexican Udibonos
4.500%, 11/22/2035	MXN	5,716	2,465
2.500%, 12/10/2020	MXN	6,273	2,300
2.000%, 06/09/2022	MXN	1,471	516
Offshore Drilling Holding
8.625%, 09/20/2020		1,700	1,479
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	44,250	2,989
6.625%, 06/15/2035		2,800	3,234
6.500%, 06/02/2041		572	656

5	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
6.375%, 01/23/2045 (A)		806	$913
4.250%, 01/15/2025 (A)		560	556
3.500%, 01/30/2023 (A)		185	177
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		465	472
Trust F
5.250%, 12/15/2024 (A)(G)		1,080	1,113
United Mexican States MTN
6.050%, 01/11/2040		1,548	1,901
5.750%, 10/12/2110		468	503
5.550%, 01/21/2045		6,381	7,418
4.750%, 03/08/2044		1,218	1,270
4.000%, 10/02/2023		2,702	2,803
3.500%, 01/21/2021		175	179
United Mexican States, Ser A MTN
6.750%, 09/27/2034		2,980	3,892

			92,082

Mongolia — 0.6%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	866
Mongolia Government Bond MTN
5.125%, 12/05/2022		3,832	3,296
5.125%, 12/05/2022		481	414
4.125%, 01/05/2018		2,556	2,352

			6,928

Montenegro — 0.0%
Republic of Montenegro
7.875%, 09/14/2015	EUR	120	150
5.375%, 05/20/2019	EUR	399	502

			652

Morocco — 0.4%
Kingdom of Morocco
5.500%, 12/11/2042 (A)		200	206
5.500%, 12/11/2042		1,000	1,029
4.250%, 12/11/2022		1,180	1,195
4.250%, 12/11/2022 (A)		1,348	1,365
OCP
5.625%, 04/25/2024 (A)		1,678	1,762

			5,557

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		845	824

Nigeria — 0.4%
Nigeria Treasury Bill
11.843%, 05/07/2015 (E)	NGN	12,900	67
11.815%, 02/05/2015 (E)	NGN	37,000	199
11.793%, 04/23/2015 (E)	NGN	25,200	132
11.441%, 03/05/2015 (E)	NGN	24,553	131
Republic of Nigeria
16.390%, 01/27/2022	NGN	111,580	635
16.000%, 06/29/2019	NGN	168,722	940
15.100%, 04/27/2017	NGN	23,192	126
14.200%, 03/14/2024	NGN	124,767	648
6.750%, 01/28/2021		1,922	1,980
6.750%, 01/28/2021 (A)		550	567
6.375%, 07/12/2023 (A)		551	541

			5,966

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Pakistan — 0.4%
Republic of Pakistan
8.250%, 04/15/2024		3,400	$3,494
7.250%, 04/15/2019 (A)		500	506
7.125%, 03/31/2016		500	508
6.875%, 06/01/2017		430	435
6.875%, 06/01/2017		100	101

			5,044

Panama — 0.8%
Panama Notas del Tesoro
4.875%, 02/05/2021		704	742
Republic of Panama
9.375%, 01/16/2023		560	767
9.375%, 04/01/2029		2,614	3,967
8.875%, 09/30/2027		270	391
8.125%, 04/28/2034		2,128	2,942
7.125%, 01/29/2026		100	129
6.700%, 01/26/2036		1,350	1,745
4.300%, 04/29/2053		130	122
4.000%, 09/22/2024		380	390

			11,195

Paraguay — 0.5%
Republic of Paraguay
6.100%, 08/11/2044 (A)		2,926	3,116
6.100%, 08/11/2044		400	426
4.625%, 01/25/2023 (F)		1,960	1,989
4.625%, 01/25/2023 (A)		737	748
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	208
6.750%, 12/13/2022		200	208

			6,695

Peru — 1.8%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	302
BBVA Banco Continental
5.250%, 09/22/2029 (A)(D)		651	660
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (A)		200	184
Peru Enhanced Pass-Through Finance
4.648%, 06/02/2025 (A)(E)		1,000	712
2.265%, 05/31/2018 (E)		94	89
2.007%, 05/31/2018 (A)(E)		254	241
Republic of Peru
9.910%, 05/05/2015	PEI	675	232
8.750%, 11/21/2033		4,077	6,350
8.200%, 08/12/2026	PEI	4,268	1,719
7.350%, 07/21/2025		2,955	3,923
7.125%, 03/30/2019		2,073	2,451
6.950%, 08/12/2031	PEI	1,798	641
6.900%, 08/12/2037	PEI	4,630	1,615
6.850%, 02/12/2042	PEI	613	208
6.550%, 03/14/2037		372	483
5.700%, 08/12/2024 (A)	PEI	10,512	3,628
5.700%, 08/12/2024	PEI	2,159	725

			24,163

Philippines — 0.2%
Development Bank of Philippines
5.500%, 03/25/2021		330	359
National Power
9.625%, 05/15/2028		1,100	1,672

6	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	$983

			3,014

Poland — 2.6%
Republic of Poland
5.750%, 04/25/2029	PLN	9,279	3,551
5.000%, 04/25/2016	PLN	3,160	926
5.000%, 03/23/2022		357	400
4.750%, 04/25/2017	PLN	1,810	542
4.000%, 10/25/2023	PLN	13,514	4,284
4.000%, 01/22/2024		682	724
3.250%, 07/25/2025	PLN	23,357	7,019
3.000%, 08/24/2016	PLN	7,190	2,666
2.881%, 01/25/2016 (E)	PLN	9,150	2,528
2.750%, 08/25/2023	PLN	15,175	5,506
2.500%, 07/25/2018	PLN	4,970	1,422
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	11,267	3,929
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	2,170	666

			34,163

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/2019		665	809

Romania — 2.0%
Government of Romania MTN
6.750%, 02/07/2022		3,324	4,001
6.750%, 02/07/2022 (A)		350	421
6.125%, 01/22/2044		390	473
5.950%, 06/11/2021	RON	15,970	4,969
5.850%, 04/26/2023	RON	12,340	3,862
5.800%, 07/26/2027	RON	2,900	915
5.750%, 04/29/2020	RON	810	248
4.875%, 01/22/2024		126	137
4.875%, 01/22/2024 (A)		165	181
4.875%, 01/22/2024 (A)		2,342	2,559
4.750%, 08/29/2016	RON	8,980	2,530
4.750%, 06/24/2019	RON	1,940	567
4.750%, 02/24/2025	RON	8,055	2,368
4.750%, 02/24/2025	RON	5,400	1,598
4.375%, 08/22/2023		1,462	1,537

			26,366

Russia — 6.0%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		500	423
7.500%, 09/26/2019		750	633
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,000	740
Gaz Capital
6.510%, 03/07/2022 (A)		224	200
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (A)		480	382
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019 (A)		305	311
4.300%, 11/12/2015 (A)		533	520
Lukoil International Finance BV
3.416%, 04/24/2018 (A)		180	153
Ritekro
13.684%, 11/07/2022 (E)(H)		914	457

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	221,831	$2,616
7.600%, 04/14/2021	RUB	579,784	6,885
7.600%, 07/20/2022	RUB	271,756	3,148
7.500%, 03/15/2018	RUB	116,073	1,567
7.500%, 02/27/2019	RUB	114,810	1,473
7.400%, 04/19/2017	RUB	93,640	1,330
7.400%, 06/14/2017	RUB	28,100	393
7.350%, 01/20/2016	RUB	80,000	1,247
7.050%, 01/19/2028	RUB	395,299	4,134
7.000%, 01/25/2023	RUB	208,328	2,335
7.000%, 08/16/2023	RUB	244,724	2,733
6.900%, 08/03/2016	RUB	48,434	716
6.800%, 12/11/2019	RUB	100,024	1,209
6.700%, 05/15/2019	RUB	38,568	478
6.500%, 12/03/2014 (C)	RUB	22,770	262
6.400%, 05/27/2020	RUB	27,020	313
6.200%, 01/31/2018	RUB	133,390	1,745
Russian Federation Registered
7.500%, 03/31/2030		7,880	8,171
Russian Foreign Bond - Eurobond
7.850%, 03/10/2018	RUB	120,000	1,630
7.500%, 03/31/2030		22,271	23,095
5.625%, 04/04/2042		600	501
5.000%, 04/29/2020		1,700	1,581
4.875%, 09/16/2023 (A)		1,200	1,069
4.875%, 09/16/2023		400	356
3.250%, 04/04/2017		1,200	1,144
Sistema Via Sistema International Funding
6.950%, 05/17/2019		1,000	690
6.950%, 05/17/2019		500	345
TMK OAO Via TMK Capital
6.750%, 04/03/2020		1,300	728
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		320	290
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021 (A)		19	16
VimpelCom Holdings
7.504%, 03/01/2022		870	705
7.504%, 03/01/2022 (A)		405	328
5.950%, 02/13/2023 (A)		95	72
5.200%, 02/13/2019 (A)		500	405
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,050
6.800%, 11/22/2025		580	455
6.800%, 11/22/2025 (A)		150	118
5.450%, 11/22/2017 (A)		400	349

			79,501

Senegal — 0.2%
Republic of Senegal
8.750%, 05/13/2021 (A)		540	593
8.750%, 05/13/2021		200	220
6.250%, 07/30/2024 (A)		426	406
6.250%, 07/30/2024		1,200	1,143

			2,362

Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/2021		1,369	1,533

7	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
7.250%, 09/28/2021 (A)		200	$224
5.875%, 12/03/2018		1,297	1,352
5.875%, 12/03/2018 (A)		530	553
4.875%, 02/25/2020		200	200

			3,862

Singapore — 0.6%
ABJA Investment Pte
5.950%, 07/31/2024		472	471
Singapore Government Bond
3.375%, 09/01/2033		1,530	1,253
3.000%, 09/01/2024	SGD	7,156	5,741

			7,465

Slovak Republic — 0.0%
Slovakia Government International Bond
4.375%, 05/21/2022		617	667

Slovenia — 0.6%
Slovenia Government International Bond
5.850%, 05/10/2023		1,344	1,520
5.850%, 05/10/2023		691	781
5.250%, 02/18/2024 (A)		1,151	1,265
5.250%, 02/18/2024		3,400	3,736
4.125%, 02/18/2019		900	943

			8,245

South Africa — 4.6%
Eskom Holdings
6.750%, 08/06/2023 (A)		1,289	1,337
6.750%, 08/06/2023		1,100	1,141
Republic of South Africa
8.750%, 01/31/2044	ZAR	23,470	2,033
8.750%, 02/28/2048	ZAR	59,909	5,191
8.250%, 09/15/2017	ZAR	29,822	2,659
8.250%, 03/31/2032	ZAR	55,106	4,624
8.000%, 12/21/2018	ZAR	47,730	4,227
8.000%, 01/31/2030	ZAR	84,358	7,075
7.750%, 02/28/2023	ZAR	39,961	3,437
7.250%, 01/15/2020	ZAR	123,307	10,545
7.000%, 02/28/2031	ZAR	40,180	3,030
6.875%, 05/27/2019		580	663
6.500%, 02/28/2041	ZAR	23,065	1,552
6.250%, 03/31/2036	ZAR	42,260	2,833
5.875%, 09/16/2025		6,443	7,256
4.665%, 01/17/2024		545	564
Transnet SOC
9.500%, 05/13/2021 (A)	ZAR	13,360	1,163
4.000%, 07/26/2022 (A)		1,119	1,057
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (A)		1,046	1,057

			61,444

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/2017 (A)		320	337
Republic of Sri Lanka
6.250%, 10/04/2020		1,298	1,352
6.250%, 07/27/2021		300	314
6.250%, 07/27/2021 (A)		200	209
5.875%, 07/25/2022		220	224
5.125%, 04/11/2019 (A)		673	678

			3,114

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Supra-National — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	$795
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	20,140,000	1,627

			2,422

Thailand — 2.9%
PTT Exploration & Production
4.875%, 06/18/2019 (A)(D)		1,544	1,521
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	114
4.875%, 06/22/2029	THB	4,979	179
3.875%, 06/13/2019	THB	328,520	10,610
3.650%, 12/17/2021	THB	164,040	5,318
3.625%, 05/22/2015	THB	8,630	264
3.625%, 06/16/2023	THB	379,100	12,353
3.580%, 12/17/2027	THB	62,700	1,993
3.250%, 06/16/2017	THB	60,460	1,886
1.250%, 03/12/2028	THB	22,900	637
1.200%, 07/14/2021	THB	67,300	2,091

			36,966

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		1,305	1,383

Turkey — 7.6%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	213
5.000%, 09/23/2021 (A)		538	548
Finansbank
6.250%, 04/30/2019 (A)		1,342	1,393
Republic of Turkey
11.875%, 01/15/2030		900	1,592
10.700%, 02/24/2016	TRY	3,230	1,420
10.500%, 01/15/2020	TRY	5,260	2,495
10.400%, 03/27/2019	TRY	3,040	1,417
10.400%, 03/20/2024	TRY	9,525	4,751
9.500%, 01/12/2022	TRY	8,610	4,000
9.000%, 01/27/2016	TRY	10,200	4,398
9.000%, 03/08/2017	TRY	8,485	3,717
9.000%, 07/24/2024	TRY	10,090	4,657
8.800%, 11/14/2018	TRY	2,160	955
8.800%, 09/27/2023	TRY	9,373	4,242
8.500%, 07/10/2019	TRY	14,341	6,294
8.500%, 09/14/2022	TRY	13,148	5,815
8.300%, 10/07/2015	TRY	5,088	2,173
8.300%, 06/20/2018	TRY	2,500	1,087
8.300%, 06/20/2018	TRY	12,721	5,529
8.200%, 07/13/2016	TRY	7,657	3,292
8.000%, 02/14/2034		1,350	1,848
7.500%, 07/14/2017		3,838	4,284
7.500%, 11/07/2019		3,579	4,196
7.375%, 02/05/2025		5,301	6,596
7.250%, 03/05/2038		200	259
7.100%, 03/08/2023	TRY	9,440	3,848
7.100%, 03/08/2023	TRY	1,120	457
7.000%, 06/05/2020		4,852	5,642
6.875%, 03/17/2036		1,559	1,927
6.750%, 04/03/2018		1,555	1,730
6.750%, 05/30/2040		375	463
6.625%, 02/17/2045		600	736
6.300%, 02/14/2018	TRY	1,090	448

8	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
6.250%, 09/26/2022	830	$947
6.000%, 01/14/2041	1,786	2,027
5.625%, 03/30/2021	2,370	2,604
5.125%, 03/25/2022	573	609
3.250%, 03/23/2023	539	511
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)	1,440	1,438

		100,558

Ukraine — 0.8%
Government of Ukraine
9.250%, 07/24/2017 (A)	403	246
9.250%, 07/24/2017	7,228	4,409
7.950%, 02/23/2021 (A)	250	152
7.950%, 02/23/2021	650	396
7.800%, 11/28/2022 (A)	300	183
7.500%, 04/17/2023 (A)	1,049	619
6.875%, 09/23/2015	674	479
6.750%, 11/14/2017	2,881	1,783
6.580%, 11/21/2016	403	250
6.580%, 11/21/2016	1,430	887
6.250%, 06/17/2016	1,251	811
Ukraine Railways Via Shortline
9.500%, 05/21/2018	200	102
Ukreximbank Via Biz Finance
8.750%, 01/22/2018	670	382

		10,699

United Kingdom — 0.0%
Tullow Oil
6.000%, 11/01/2020 (A)	294	244

Uruguay — 0.7%
Republic of Uruguay PIK
7.875%, 01/15/2033	1,780	2,447
Republic of Uruguay
7.625%, 03/21/2036	1,270	1,731
5.100%, 06/18/2050	3,273	3,322
4.500%, 08/14/2024	632	663

		8,163

Venezuela — 2.9%
Petroleos de Venezuela
9.750%, 05/17/2035	1,439	640
9.000%, 11/17/2021	3,888	1,701
8.500%, 11/02/2017	11,271	6,447
8.500%, 11/02/2017	4,047	2,315
6.000%, 05/16/2024	4,375	1,651
6.000%, 05/16/2024	8,301	3,113
6.000%, 11/15/2026	1,681	614
5.500%, 04/12/2037	250	86
5.375%, 04/12/2027	390	137
5.250%, 04/12/2017	6,883	3,097
5.250%, 04/12/2017	156	70
5.000%, 10/28/2015	1,300	982
Republic of Venezuela
13.625%, 08/15/2018	144	71
13.625%, 08/15/2018	1,716	897
12.750%, 08/23/2022 (F)	5,637	2,883
11.950%, 08/05/2031	790	395
11.950%, 08/05/2031	1,678	839
11.750%, 10/21/2026	2,515	1,241
9.375%, 01/13/2034	2,561	1,112
9.250%, 09/15/2027	1,313	606
9.250%, 05/07/2028	2,445	1,073
9.000%, 05/07/2023	20	9

Description		Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
9.000%, 05/07/2023		500	$219
8.250%, 10/13/2024		3,500	1,523
8.250%, 10/13/2024		1,252	545
7.750%, 10/13/2019		4,091	1,816
7.650%, 04/21/2025		290	123
6.000%, 12/09/2020		345	146
5.750%, 02/26/2016 (F)		6,477	4,042

			38,393

Vietnam — 0.1%
Republic of Vietnam
6.750%, 01/29/2020		439	493
4.800%, 11/19/2024 (A)		1,026	1,054

			1,547

Zambia — 0.4%
Republic of Zambia
10.000%, 09/03/2015	ZMW	2,210	325
8.500%, 04/14/2024		600	657
5.375%, 09/20/2022		2,360	2,177
Republic of Zambia Treasury Bills
20.994%, 08/24/2015 (E)	ZMW	1,755	244
20.175%, 02/09/2015 (E)	ZMW	3,440	529
18.003%, 09/21/2015 (E)	ZMW	12,000	1,646

			5,578

Total Global Bonds (Cost $1,354,545) ($ Thousands)			1,237,778

LOAN PARTICIPATIONS — 0.4%

Singapore — 0.4%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (B)(H)		9,161	4,820
Morton Bay
6.220%, 12/31/2013 (H)		3,158	300

Total Loan Participations (Cost $12,373) ($ Thousands)			5,120

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.100% †*(I)		11,576,849	11,577

Total Affiliated Partnership (Cost $11,577) ($ Thousands)			11,577

Total Investments — 94.9% (Cost $1,378,495) ($ Thousands)§			$1,254,475

9	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bobl	(11)	Mar-2015	$(12)
JSE Bond Future	302	Feb-2015	(63)
JSE Yield-X	842	Feb-2015	(21)
Korea 10-Year Bond	(63)	Mar-2015	(41)
Korea 3-Year Bond	(45)	Mar-2015	(2)
U.S. 10-Year Treasury Note	51	Mar-2015	35
U.S. 10-Year Treasury Note	(104)	Mar-2015	(49)
U.S. 2-Year Treasury Note	(7)	Mar-2015	2
U.S. 5-Year Treasury Note	(235)	Apr-2015	(28)
U.S. 5-Year Treasury Note	47	Mar-2015	1
U.S. Long Treasury Bond	72	Mar-2015	275

			$97

For the period ended December 31, 2014, the total amount of all open future contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/5/15-3/18/15	COP	42,235,333	USD	18,818	$1,062
1/5/15-3/18/15	USD	20,575	COP	46,557,033	(1,005)
1/6/15-3/25/15	EUR	63,438	USD	78,872	2,090
1/6/15-3/25/15	USD	60,023	EUR	48,278	(1,592)
1/8/15	GBP	243	USD	380	1
1/8/15-2/17/15	EUR	2,823	RON	12,642	(6)
1/8/15-2/17/15	RON	30,500	EUR	6,862	74
1/8/15-10/28/15	TRY	68,166	USD	29,618	643
1/8/15-10/28/15	USD	45,433	TRY	104,679	(1,034)
1/9/15-3/18/15	PEI	72,616	USD	24,503	306
1/9/15-3/18/15	USD	9,638	PEI	28,591	(89)
1/12/15	AUD	9,856	USD	8,338	279
1/12/15	USD	5,126	AUD	6,252	(13)
1/12/15-3/18/15	USD	16,832	MYR	56,929	(583)
1/12/15-9/15/15	USD	53,860	CNH	349,328	1,565
1/14/15-3/18/15	MXN	654,424	USD	46,466	2,168
1/14/15-3/18/15	USD	77,202	MXN	1,078,304	(4,204)
1/14/15-3/18/15	USD	31,463	ZAR	356,054	(816)
1/14/15-3/18/15	ZAR	345,438	USD	30,223	563
1/15/15-1/26/15	PLN	48,243	EUR	11,395	216
1/16/15-1/26/15	EUR	15,491	PLN	65,328	(369)
1/16/15-2/5/15	USD	10,405	THB	343,160	12
1/16/15-3/18/15	THB	439,280	USD	13,280	(47)
1/20/15	CAD	5,970	USD	5,112	(41)
1/20/15-2/18/15	USD	4,248	NGN	742,526	(401)
1/20/15-3/18/15	INR	295,224	USD	4,621	11
1/20/15-3/18/15	USD	13,265	INR	827,568	(252)
1/21/15	CNY	5,200	USD	846	10
1/21/15	TWD	350,760	USD	11,637	536
1/21/15	USD	5,921	CNY	36,579	(39)
1/22/15	USD	8,010	RUB	402,005	(1,381)
1/22/15-4/15/15	RUB	448,934	USD	7,406	123
1/29/15-3/18/15	MYR	57,719	USD	16,494	46
1/30/15-2/27/15	BRL	85,304	USD	32,559	791
1/30/15-2/27/15	USD	12,634	BRL	34,474	193

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/30/15-3/18/15	HUF	2,998,145	USD	12,458	$970
1/30/15-3/18/15	USD	5,051	HUF	1,283,991	(130)
2/17/15-3/4/15	KRW	15,184,227	USD	13,857	56
2/17/15-3/4/15	USD	8,554	KRW	9,450,349	36
2/17/15-3/18/15	SGD	39,816	USD	30,617	591
2/17/15-3/18/15	USD	1,911	SGD	2,504	(22)
2/18/15-2/23/15	USD	1,331	PHP	59,859	4
2/18/15-3/25/15	HUF	5,098,264	EUR	16,363	289
2/18/15-12/4/15	NGN	708,794	USD	3,679	95
2/20/15-3/18/15	USD	12,012	CLP	7,361,912	57
2/23/15	JPY	293,042	USD	2,458	13
2/23/15	PHP	238,432	USD	5,278	(41)
2/24/15-3/18/15	CLP	1,977,603	USD	3,193	(47)
2/27/15	ILS	42,759	USD	10,980	(17)
2/27/15	USD	779	ILS	3,061	8
3/18/15	PLN	6,575	USD	1,949	103
3/18/15	RON	19,066	USD	5,276	136
3/18/15	USD	9,782	PLN	33,360	(417)
3/18/15	USD	1,260	TWD	39,200	(19)
3/18/15-11/20/15	IDR	38,110,898	USD	2,967	(31)
3/18/15-11/20/15	USD	11,268	IDR	143,216,518	5
3/19/15-3/25/15	EUR	17,798	HUF	5,494,497	(512)
7/17/15-9/15/15	CNH	223,229	USD	33,755	(1,618)

					$(1,674)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Currency Deliver to ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	$(155,400)	$155,617	$217
Goldman Sachs	(320,567)	322,134	1,567
HSBC	(66,055)	66,045	(10)
JPMorgan Chase Bank	(416,491)	413,043	(3,448)

			$(1,674)

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

10	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

A list of the open OTC swap agreements held by the fund at December 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	0.64%	3-Month ILS - TELBOR	07/31/16	ILS	15,000	$(22)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/29	ZAR	52,000	212
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	23,000	68
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/23	ZAR	10,000	20
Goldman Sachs	1-YEAR BRL-CDI	10.89%	01/03/23	BRL	5,012	(175)
Goldman Sachs	4.89%	Colombia IBR	12/05/19	COP	15,000,000	95
Goldman Sachs	5.12%	28-Day MXN - TIIE	11/28/19	MXN	12,000	8
Goldman Sachs	28-DAY MXN - TIIE	6.82%	06/27/19	MXN	218,869	26
Goldman Sachs	28-DAY MXN - TIIE	7.45%	04/01/19	MXN	194,784	112
Goldman Sachs	3-Month ILS - TELBOR	2.29%	12/24/18	ILS	14,000	168
Goldman Sachs	1-Year BRL-CDI	11.81%	01/02/18	BRL	9,833	(94)
Goldman Sachs	1-Year BRL-CDI	11.98%	01/02/18	BRL	3,338	(26)
Goldman Sachs	2-Year CLP - CLICP	3.17%	10/16/16	CLP	8,385,019	2
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/16	HUF	3,073,496	(47)
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/16	ILS	11,000	(28)
Goldman Sachs	0.95%	3-Month ILS - TELBOR	04/02/16	ILS	6,000	(22)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/16	ILS	8,000	(42)
Goldman Sachs	3.31%	6-Month PLN - WIBOR	02/03/16	PLN	30,000	(295)
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/16	ILS	34,383	(181)
Goldman Sachs	1-Year BRL-CDI	11.59%	01/04/16	BRL	5,024	(25)
Goldman Sachs	1-Year BRL-CDI	11.00%	01/04/16	BRL	45,820	(307)
Goldman Sachs	1-Year BRL-CDI	11.92%	01/04/16	BRL	20,309	(70)
Goldman Sachs	1.18%	3-Month ILS - TELBOR	12/24/15	ILS	33,000	(75)
Goldman Sachs	7.93%	1-Day INR - MIBOR	11/05/15	INR	1,360,000	(8)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	800,000	(312)

						$(1,018)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	8.57%	10/28/16	TRY	44,174	$234

For the period ended December 31, 2014, the total number of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,321,829 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $10,990 ($ Thousands).

(G)	Real Estate Investment Trust.

(H)	Securities considered illiquid. The total market value of such securities as of December 31, 2014 was $5,577 ($ Thousands) and represented 0.4% of Net Assets.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $11,577 ($ Thousands).

§	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,378,495 ($ Thousands), and the unrealized appreciation and depreciation were $25,738 ($ Thousands) and ($149,758) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CLICP — Sinacofi Chile Interbank Rate Average

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IBR — Inter-bank Rate

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KES — Kenyan Shilling

KRW — Korean Won

KZT — Kazakhstan Tenge

L.P. — Limited Partnership

MIBOR — Mumbai Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

11	SEI Institutional International Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

December 31, 2014

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Inter-Bank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Interest Rate

TRY — Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,237,321	$457	$1,237,778
Loan Participations	—	—	5,120	5,120
Affiliated Partnership	—	11,577	—	11,577

Total Investments in Securities	$—	$1,248,898	$5,577	$1,254,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$313	$—	$—	$313
Unrealized Depreciation	(216)	—	—	(216)
Forwards Contracts *
Unrealized Appreciation	—	13,052	—	13,052
Unrealized Depreciation	—	(14,726)	—	(14,726)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	711	—	711
Unrealized Depreciation	—	(1,729)	—	(1,729)
Cross Currency Swaps *
Unrealized Appreciation	—	234	—	234

Total Other Financial Instruments	$97	$(2,458)	$—	$(2,361)

(1)

Of the $5,577 ($ Thousands) in Level 3 securities as of December 31, 2014, $5,577 ($ Thousands) or 0.4% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional International Trust / Quarterly Report / December 31, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 27, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 27, 2015